Pioneer Multi-Asset Ultrashort Income Fund
Schedule of Investments  |  December 31, 2024

A: MAFRX	C: MCFRX	C2: MAUCX	K: MAUKX	Y: MYFRX

Schedule of Investments  |  12/31/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 99.8%
	Senior Secured Floating Rate Loan Interests — 1.8% of Net Assets*(a)
	Advertising Sales — 0.0%†
245,481	Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.471% (Term SOFR + 400 bps), 8/21/28	$ 247,527
1,156,732	Outfront Media Capital LLC (Outfront Media Capital Corp.), Extended Term Loan, 6.107% (Term SOFR + 175 bps), 11/18/26	1,157,744
	Total Advertising Sales	$1,405,271

	Advertising Services — 0.0%†
709,500	Dotdash Meredith, Inc., Term B-1 Loan, 8.053% (Term SOFR + 350 bps), 12/1/28	$ 714,821
	Total Advertising Services	$714,821

	Airlines — 0.0%†
1,108,333	AAdvantage Loyality IP, Ltd. (American Airlines, Inc.), Initial Term Loan, 9.629% (Term SOFR + 475 bps), 4/20/28	$ 1,139,332
	Total Airlines	$1,139,332

	Auto Parts & Equipment — 0.0%†
479,337	IXS Holdings, Inc., Initial Term Loan, 8.679% (Term SOFR + 425 bps), 3/5/27	$ 463,758
	Total Auto Parts & Equipment	$463,758

	Auto-Truck Trailers — 0.0%†
1,458,750	Novae LLC, Tranche B Term Loan, 9.439% (Term SOFR + 500 bps), 12/22/28	$ 1,374,872
	Total Auto-Truck Trailers	$1,374,872

	Batteries/Battery Systems — 0.0%†
473,125	Energizer Holdings, Inc., 2024 Refinancing Term Loan, 6.356% (Term SOFR + 200 bps), 12/22/27	$ 474,899
	Total Batteries/Battery Systems	$474,899

	Beverages — 0.0%†
990,000	Triton Water Holdings, Inc., 2024 First Lien Incremental Term Loan, 8.329% (Term SOFR + 400 bps), 3/31/28	$ 999,405
	Total Beverages	$999,405

1Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Building & Construction — 0.1%
3,618,265	Service Logic Acquisition, Inc., Relevant Term Loan, 8.085% (Term SOFR + 350 bps), 10/29/27	$ 3,658,970
	Total Building & Construction	$3,658,970

	Building & Construction Products — 0.0%†
481,250	Cornerstone Building Brands, Inc., Tranche B Term Loan, 7.747% (Term SOFR + 325 bps), 4/12/28	$ 461,158
486,110	LHS Borrower LLC, Initial Term Loan, 9.207% (Term SOFR + 475 bps), 2/16/29	464,235
	Total Building & Construction Products	$925,393

	Building Production — 0.0%†
492,541	Koppers Inc, TLB, 6.89% (Term SOFR + 250 bps), 4/10/30	$ 496,234
501,212	Summit Materials LLC, Term B-2 Loan, 6.147% (Term SOFR + 175 bps), 1/12/29	502,544
	Total Building Production	$998,778

	Building-Heavy Construction — 0.0%†
1,750,000	Arcosa, Inc., Initial Term Loan, 6.607% (Term SOFR + 225 bps), 8/12/31	$ 1,771,875
	Total Building-Heavy Construction	$1,771,875

	Cable & Satellite Television — 0.1%
2,893,401	Charter Communications Operating LLC, Term Loan B-5, 6.781% (Term SOFR + 225 bps), 11/21/31	$ 2,891,141
723,451	DIRECTV Financing LLC, 2024 Refinancing Term B Loan, 10.097% (Term SOFR + 525 bps), 8/2/29	712,674
970,000	Radiate Holdco LLC, Amendment No. 6 Term B Loan, 7.721% (Term SOFR + 325 bps), 9/25/26	851,349
1,025,000	Virgin Media Bristol LLC, Facility Q, 7.762% (Term SOFR + 325 bps), 1/31/29	1,020,088
	Total Cable & Satellite Television	$5,475,252

	Casino Services — 0.0%†
1,014,335	Caesars Entertainment, Inc., Incremental Term B-1 Loan, 6.607% (Term SOFR + 225 bps), 2/6/31	$ 1,019,914
	Total Casino Services	$1,019,914

	Chemicals-Diversified — 0.1%
818,812	Ineos Quattro Holdings UK Ltd., 2029 Tranche B Dollar Term Loan, 8.707% (Term SOFR + 425 bps), 4/2/29	$ 818,812
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/242

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Chemicals-Diversified — (continued)
353,614	Ineos Quattro Holdings UK Ltd., 2031 Tranche B Dollar Term Loan, 8.607% (Term SOFR + 425 bps), 10/7/31	$ 352,067
1,745,625	Ineos US Finance LLC, Term Loan B, 7.353% (Term SOFR + 300 bps), 2/7/31	1,756,535
	Total Chemicals-Diversified	$2,927,414

	Chemicals-Specialty — 0.1%
1,793,132	Mativ Holdings, Inc., Term B Loan, 8.221% (Term SOFR + 375 bps), 4/20/28	$ 1,790,890
1,091,000	Minerals Technologies Inc., Term Loan B, 6.339% (Term SOFR + 200 bps), 11/21/31	1,097,137
1,719,380	Tronox Finance LLC, 2024-B Term Loan, 6.829% (Term SOFR + 250 bps), 9/30/31	1,726,903
	Total Chemicals-Specialty	$4,614,930

	Commercial Services — 0.1%
511,931	ArchKey Holdings Inc., Initial Term Loan, 9.303% (Term SOFR + 475 bps), 10/10/31	$ 516,170
461,938	Pre-Paid Legal Services, Inc., First Lien Initial Term Loan, 8.221% (Term SOFR + 375 bps), 12/15/28	465,836
2,728,567(b)	Trans Union LLC, 2024 Refinancing Term B-8 Loan, 6.107% (Term SOFR + 175 bps), 6/24/31	2,727,715
623,437	Vestis Corp., Term B-1 Loan, 6.764% (Term SOFR + 225 bps), 2/22/31	625,905
	Total Commercial Services	$4,335,626

	Computer Services — 0.1%
1,741,250	Ahead DB Holdings LLC, First Lien Term B-3 Loan, 7.829% (Term SOFR + 350 bps), 2/1/31	$ 1,755,596
2,000,000	CACI International, Inc., Tranche B Term Loan, 6.303% (Term SOFR + 175 bps), 10/30/31	2,005,834
	Total Computer Services	$3,761,430

	Computer Software — 0.0%†
486,250	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 8.221% (Term SOFR + 375 bps), 10/16/28	$ 428,711
	Total Computer Software	$428,711

	Computers-Memory Devices — 0.0%†
2,090,000(b)	SanDisk Corp., Term Loan B, 12/13/31	$ 2,066,488
	Total Computers-Memory Devices	$2,066,488

3Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Consulting Services — 0.0%†
1,782,000	First Advantage Holdings LLC, First Lien Term B-2 Loan, 7.607% (Term SOFR + 325 bps), 10/31/31	$ 1,802,418
	Total Consulting Services	$1,802,418

	Containers-Paper & Plastic — 0.0%†
2,385,150	Berry Global, Inc., Term AA Loan, 6.342% (Term SOFR + 175 bps), 7/1/29	$ 2,393,553
	Total Containers-Paper & Plastic	$2,393,553

	Cruise Lines — 0.0%†
566,401	Carnival Corp., 2024 Term Loan Repricing Advance , 7.107% (Term SOFR + 275 bps), 8/8/27	$ 571,003
	Total Cruise Lines	$571,003

	Diagnostic Equipment — 0.0%†
1,442,675	Curia Global, Inc., 2021 First Lien Term Loan, 8.435% (Term SOFR + 375 bps), 8/30/26	$ 1,384,366
	Total Diagnostic Equipment	$1,384,366

	Direct Marketing — 0.0%†
556,846	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-5 Loan, 7.107% (Term SOFR + 275 bps), 3/3/30	$ 560,065
	Total Direct Marketing	$560,065

	Disposable Medical Products — 0.0%†
885,979	Medline Borrower, LP, Third Amendment Incremental Term Loan, 6.607% (Term SOFR + 225 bps), 10/23/28	$ 891,184
897,750	Sotera Health Holdings LLC, 2024 Refinancing Term Loan, 7.835% (Term SOFR + 325 bps), 5/30/31	902,239
	Total Disposable Medical Products	$1,793,423

	Distribution & Wholesale — 0.1%
1,269,159	Olympus Water US Holding Corp., Term Loan, 7.337% (Term SOFR + 300 bps), 6/20/31	$ 1,278,678
1,816,850	Windsor Holdings III LLC, 2024 September Dollar Term B Loan, 7.856% (Term SOFR + 350 bps), 8/1/30	1,831,895
	Total Distribution & Wholesale	$3,110,573

	Electric-Generation — 0.1%
1,380,540	Alpha Generation LLC, Initial Term B Loan, 7.107% (Term SOFR + 275 bps), 9/30/31	$ 1,392,990
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/244

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electric-Generation — (continued)
857,261	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.607% (Term SOFR + 525 bps), 4/3/28	$ 855,960
541,538	Vistra Operations Company LLC, 2018 Incremental Term Loan, 6.107% (Term SOFR + 175 bps), 12/20/30	543,569
	Total Electric-Generation	$2,792,519

	Enterprise Software & Services — 0.0%†
2,089,500	Dayforce, Inc., Initial Term Loan, 7.085% (Term SOFR + 250 bps), 3/3/31	$ 2,101,254
	Total Enterprise Software & Services	$2,101,254

	Entertainment Software — 0.0%†
1,316,829(b)	Playtika Holding Corp., Term B-1 Loan, 7.221% (Term SOFR + 275 bps), 3/13/28	$ 1,322,096
	Total Entertainment Software	$1,322,096

	Finance-Investment Banker — 0.1%
1,435,847	Citadel Securities LP, 2024-1 Term Loan, 6.329% (Term SOFR + 200 bps), 10/31/31	$ 1,441,949
1,911,958	Hudson River Trading LLC, Term B-1 Loan, 7.483% (Term SOFR + 300 bps), 3/18/30	1,920,922
3,404,536	Jane Street Group LLC, Seventh Amendment Extended Term Loan, 6.395% (Term SOFR + 200 bps), 12/15/31	3,400,706
1,728,000	Jefferies Finance LLC, Initial Term Loan, 7.356% (Term SOFR + 300 bps), 10/21/31	1,737,179
	Total Finance-Investment Banker	$8,500,756

	Finance-Leasing Company — 0.1%
1,319,680	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 5.97% (Term SOFR + 150 bps), 2/12/27	$ 1,320,414
1,210,146	Avolon TLB Borrower 1 (US) LLC, Term B-6 Loan, 6.12% (Term SOFR + 175 bps), 6/22/30	1,211,043
1,490,776	Castlelake Aviation One Designated Activity Co., 2023 Incremental Term Loan, 7.109% (Term SOFR + 275 bps), 10/22/27	1,497,485
	Total Finance-Leasing Company	$4,028,942

	Footwear & Related Apparel — 0.0%†
750,000	Crocs, Inc., 2024 Refinancing Term Loan, 6.579% (Term SOFR + 225 bps), 2/19/29	$ 755,291
	Total Footwear & Related Apparel	$755,291

5Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Gambling (Non-Hotel) — 0.0%†
1,361,250	Flutter Financing B.V., Term Loan B, 6.079% (Term SOFR + 175 bps), 11/30/30	$ 1,366,355
	Total Gambling (Non-Hotel)	$1,366,355

	Hotels & Motels — 0.0%†
992,500	Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loan, 6.607% (Term SOFR + 225 bps), 1/17/31	$ 996,842
995,000	Marriott Ownership Resorts, Inc., 2024 Incremental Term Loan, 6.607% (Term SOFR + 225 bps), 4/1/31	995,995
	Total Hotels & Motels	$1,992,837

	Independent Power Producer — 0.0%†
426,855	EFS Cogen Holdings I LLC, Term B Advance, 8.11% (Term SOFR + 350 bps), 10/3/31	$ 427,922
	Total Independent Power Producer	$427,922

	Insurance Brokers — 0.0%†
2,406,843	HIG Finance 2 Ltd., 2024-3 Dollar Refinancing Term Loan, 7.357% (Term SOFR + 300 bps), 2/15/31	$ 2,427,044
	Total Insurance Brokers	$2,427,044

	Internet Content — 0.0%†
2,055,448	MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental First Lien Term Loan, 8.778% (Term SOFR + 425 bps), 5/3/28	$ 2,060,301
	Total Internet Content	$2,060,301

	Internet Security — 0.0%†
646,667	Gen Digital, Inc., Tranche B-1 Term Loan, 6.107% (Term SOFR + 175 bps), 9/12/29	$ 646,195
	Total Internet Security	$646,195

	Investment Management & Advisory Services — 0.1%
970,069	Edelman Financial Engines Center LLC, Term Loan, 7.357% (Term SOFR + 300 bps), 4/7/28	$ 977,445
1,527,683	Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, 9.585% (Term SOFR + 500 bps), 5/30/27	1,464,666
728,408	Victory Capital Holdings, Inc., Tranche B-2 Term Loan, 6.934% (Term SOFR + 225 bps), 7/1/26	729,839
	Total Investment Management & Advisory Services	$3,171,950

Pioneer Multi-Asset Ultrashort Income Fund | 12/31/246

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Medical Diagnostic Imaging — 0.0%†
1,240,513	US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.), Amendment No. 3 Replacement Term Loan, 9.079% (Term SOFR + 475 bps), 12/15/27	$ 1,250,282
	Total Medical Diagnostic Imaging	$1,250,282

	Medical Information Systems — 0.0%†
651,899	athenahealth Group, Inc., Initial Term Loan, 7.607% (Term SOFR + 325 bps), 2/15/29	$ 655,042
	Total Medical Information Systems	$655,042

	Medical Labs & Testing Services — 0.1%
2,960,412	Phoenix Guarantor Inc., Term Loan B, 6.857% (Term SOFR + 250 bps), 2/21/31	$ 2,974,056
1,306,125	U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 8.917% (Term SOFR + 425 bps), 10/1/28	1,301,137
	Total Medical Labs & Testing Services	$4,275,193

	Medical-Drugs — 0.0%†
800,000	Padagis LLC, Term B Loan, 9.596% (Term SOFR + 475 bps), 7/6/28	$ 743,000
	Total Medical-Drugs	$743,000

	Medical-Generic Drugs — 0.0%†
1,240,003	Perrigo Investments LLC, 2024 Refinancing Term B Loan, 6.357% (Term SOFR + 200 bps), 4/20/29	$ 1,244,653
	Total Medical-Generic Drugs	$1,244,653

	Medical-Hospitals — 0.0%†
908,421	EyeCare Partners LLC, Tranche B Term Loan, 5.717% (Term SOFR + 100 bps), 11/30/28	$ 704,026
969,822	Knight Health Holdings LLC, Term B Loan, 9.721% (Term SOFR + 525 bps), 12/23/28	601,290
	Total Medical-Hospitals	$1,305,316

	Office Automation & Equipment — 0.0%†
1,049,125	Pitney Bowes, Inc., Refinancing Tranche B Term Loan, 8.471% (Term SOFR + 400 bps), 3/17/28	$ 1,056,993
	Total Office Automation & Equipment	$1,056,993

	Pipelines — 0.1%
2,077,622	Buckeye Partners LP, 2024 Tranche B-4 Term Loan, 6.357% (Term SOFR + 200 bps), 11/22/30	$ 2,082,345
7Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Pipelines — (continued)
1,488,750	NGL Energy Operating LLC, Initial Term Loan, 8.107% (Term SOFR + 375 bps), 2/3/31	$ 1,494,642
1,232,925	WhiteWater DBR Holdco LLC, TLB, 6.777% (Term SOFR + 225 bps), 3/3/31	1,240,246
	Total Pipelines	$4,817,233

	Property & Casualty Insurance — 0.1%
1,152,548	Asurion LLC, First Lien New B-12 Term Loan, 8.607% (Term SOFR + 425 bps), 9/19/30	$ 1,152,067
2,602,037	Asurion LLC, New B-11 Term Loan, 8.707% (Term SOFR + 425 bps), 8/19/28	2,608,542
2,249,132	Asurion LLC, New B-9 Term Loan, 7.709% (Term SOFR + 325 bps), 7/31/27	2,244,740
	Total Property & Casualty Insurance	$6,005,349

	Protection-Safety — 0.0%†
1,751,211	Prime Security Services Borrower LLC, 2024-1 First Lien Refinancing Term B-1 Loan, 6.524% (Term SOFR + 200 bps), 10/13/30	$ 1,757,291
	Total Protection-Safety	$1,757,291

	Publishing — 0.0%†
977,500	Houghton Mifflin Harcourt Co., First Lien Term B Loan, 9.707% (Term SOFR + 525 bps), 4/9/29	$ 964,670
	Total Publishing	$964,670

	Racetracks — 0.0%†
481,250	Churchill Downs Inc., 2021 Incremental Term B Loan, 6.457% (Term SOFR + 200 bps), 3/17/28	$ 480,799
	Total Racetracks	$480,799

	Recreational Centers — 0.0%†
2,203,636	Fitness International LLC, Term B Loan, 9.707% (Term SOFR + 525 bps), 2/12/29	$ 2,218,442
	Total Recreational Centers	$2,218,442

	REITS-Storage — 0.0%†
1,023,660	Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan, 6.357% (Term SOFR + 200 bps), 1/31/31	$ 1,023,447
	Total REITS-Storage	$1,023,447

Pioneer Multi-Asset Ultrashort Income Fund | 12/31/248

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Rental Auto & Equipment — 0.1%
1,905,550	Avis Budget Car Rental LLC, New Tranche B Term Loan, 6.221% (Term SOFR + 175 bps), 8/6/27	$ 1,888,639
1,985,000	United Rentals (North America), Inc., Restatement Term Loan, 6.107% (Term SOFR + 175 bps), 2/14/31	2,005,346
	Total Rental Auto & Equipment	$3,893,985

	Retail — 0.1%
1,123,106	Highline Aftermarket Acquisition LLC, 2024-1 First Lien Refinancing Term Loan, 8.357% (Term SOFR + 400 bps), 11/9/27	$ 1,130,126
577,334	Kodiak BP LLC, Initial Term Loan, 8.274% (Term SOFR + 375 bps), 11/26/31	578,777
938,382	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 7.84% (Term SOFR + 325 bps), 3/3/28	913,457
725,625	PetSmart LLC, Initial Term Loan, 8.207% (Term SOFR + 375 bps), 2/11/28	723,962
724,258	RVR Dealership Holdings LLC, Term Loan, 8.207% (Term SOFR + 375 bps), 2/8/28	684,423
	Total Retail	$4,030,745

	Security Services — 0.1%
3,132,613	Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Initial U.S. Dollar Term Loan, 8.207% (Term SOFR + 375 bps), 5/12/28	$ 3,146,319
1,488,655	Garda World Security Corp., Tenth Additional Term Loan, 7.897% (Term SOFR + 350 bps), 2/1/29	1,505,402
	Total Security Services	$4,651,721

	Telephone-Integrated — 0.0%†
933,606	Level 3 Financing, Inc., Term B-1, 10.917% (Term SOFR + 656 bps), 4/15/29	$ 954,028
933,605	Level 3 Financing, Inc., Term B-2, 10.917% (Term SOFR + 656 bps), 4/15/30	953,095
	Total Telephone-Integrated	$1,907,123

9Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Transportation Services — 0.1%
1,687,000	AIT Worldwide Logistics Holdings, Inc., First Lien Fifth Amendment Extended Term Loan, 9.278% (Term SOFR + 475 bps), 4/8/30	$ 1,702,025
1,451,363	Carriage Purchaser, Inc., Term B Loan, 8.357% (Term SOFR + 400 bps), 10/2/28	1,457,712
	Total Transportation Services	$3,159,737

	Total Senior Secured Floating Rate Loan Interests (Cost $127,027,239)	$127,207,023

	Asset Backed Securities — 26.0% of Net Assets
999(a)	321 Henderson Receivables I LLC, Series 2004-A, Class A1, 4.862% (1 Month Term SOFR + 46 bps), 9/15/45 (144A)	$ 998
191,096(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 4.712% (1 Month Term SOFR + 31 bps), 6/15/41 (144A)	187,540
351,376(a)	321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 4.712% (1 Month Term SOFR + 31 bps), 9/15/41 (144A)	342,924
606,626(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 4.742% (1 Month Term SOFR + 34 bps), 11/15/40 (144A)	590,150
2,533,335(a)	522 Funding CLO, Ltd., Series 2020-6A, Class XR, 5.508% (3 Month Term SOFR + 95 bps), 10/23/34 (144A)	2,533,487
4,000,000(a)	ABPCI Direct Lending Fund CLO V Ltd., Series 2019-5A, Class CRR, 10.367% (3 Month Term SOFR + 575 bps), 1/20/36 (144A)	4,095,716
15,560,000(a)	ABPCI Direct Lending Fund CLO VI Ltd., Series 2019-6A, Class A2R, 6.867% (3 Month Term SOFR + 225 bps), 4/27/34 (144A)	15,576,634
2,000,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	1,975,363
6,829,830	ACHM Mortgage Trust, Series 2024-HE1, Class A, 6.55%, 5/25/39 (144A)	6,938,762
5,071,789	ACHM Trust, Series 2024-HE2, Class A, 5.35%, 10/25/39 (144A)	5,010,329
22,090	ACHV ABS Trust, Series 2023-3PL, Class B, 7.17%, 8/19/30 (144A)	22,109
7,156,945	ACHV ABS TRUST, Series 2024-2PL, Class A, 5.07%, 10/27/31 (144A)	7,173,154
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2410

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
6,704,906	ACM Auto Trust, Series 2023-1A, Class C, 8.59%, 1/22/30 (144A)	$ 6,733,687
3,517,708	ACM Auto Trust, Series 2024-1A, Class A, 7.71%, 1/21/31 (144A)	3,526,157
5,000,000	ACM Auto Trust, Series 2024-1A, Class B, 11.40%, 1/21/31 (144A)	5,189,053
6,546,926(a)	ACREC, Ltd., Series 2021-FL1, Class A, 5.64% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	6,533,151
11,368,108(a)	ACRES Commercial Realty, Ltd., Series 2021-FL2, Class A, 5.896% (1 Month Term SOFR + 151 bps), 1/15/37 (144A)	11,325,701
8,450,000	Affirm Asset Securitization Trust, Series 2023-A, Class 1A, 6.61%, 1/18/28 (144A)	8,455,487
4,075,000	Affirm Asset Securitization Trust, Series 2023-A, Class 1B, 7.18%, 1/18/28 (144A)	4,077,920
866,714	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.11%, 11/15/28 (144A)	868,847
10,580,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.61%, 2/15/29 (144A)	10,657,173
2,488,391	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	2,496,751
5,020,000	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.22%, 12/17/29 (144A)	5,027,735
1,293,056(a)	Allegro CLO XIII, Ltd., Series 2021-1A, Class X, 5.879% (3 Month Term SOFR + 126 bps), 7/20/34 (144A)	1,291,409
1,366,667(a)	Allegro CLO XIV, Ltd., Series 2021-2A, Class X, 5.918% (3 Month Term SOFR + 126 bps), 10/15/34 (144A)	1,366,582
15,757,688	Alterna Funding III LLC, Series 2024-1A, Class A, 6.26%, 5/16/39 (144A)	15,898,614
10,825,000	American Credit Acceptance Receivables Trust, Series 2021-2, Class F, 3.73%, 1/13/28 (144A)	10,806,631
4,679,564	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.46%, 3/13/28 (144A)	4,651,803
5,230,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class C, 6.99%, 9/12/30 (144A)	5,345,137
2,000,000	American Heritage Auto Receivables Trust, Series 2024-1A, Class A2, 4.83%, 3/15/28 (144A)	2,003,384
682,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class E, 5.639%, 4/17/52 (144A)	680,885
5,778,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class F, 5.885%, 4/17/52 (144A)	5,765,895
11Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,044,000	American Homes 4 Rent Trust, Series 2015-SFR2, Class E, 6.07%, 10/17/52 (144A)	$ 1,046,145
791,362(a)	Americredit Automobile Receivables Trust, Series 2023-1, Class A2B, 5.33% (SOFR30A + 73 bps), 10/19/26	791,627
26,981,329(a)	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A2B, 5.203% (SOFR30A + 60 bps), 2/18/28	27,007,320
907(a)	Amortizing Residential Collateral Trust, Series 2002-BC5, Class M1, 5.488% (1 Month Term SOFR + 115 bps), 7/25/32	1,060
1,750,000	Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class D, 2.30%, 11/22/27 (144A)	1,747,227
1,442,860	Aqua Finance Trust, Series 2019-A, Class A, 3.14%, 7/16/40 (144A)	1,397,281
1,530,405	Aqua Finance Trust, Series 2020-AA, Class A, 1.90%, 7/17/46 (144A)	1,449,451
2,970,638	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 7/17/46 (144A)	2,721,975
2,666,667(a)	Ares LVII CLO, Ltd., Series 2020-57A, Class XR, 5.887% (3 Month Term SOFR + 126 bps), 1/25/35 (144A)	2,666,533
1,231,639	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class A, 3.93%, 5/15/28 (144A)	1,226,347
7,158,579	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class A, 6.46%, 4/17/28 (144A)	7,234,161
6,515,712	Ascent Career Funding Trust, Series 2024-1A, Class A, 6.77%, 10/25/32 (144A)	6,518,132
250,000(a)	ASSURANT CLO Ltd., Series 2018-2A, Class D, 7.729% (3 Month Term SOFR + 311 bps), 4/20/31 (144A)	250,118
3,850,386(a)	AUF Funding LLC, Series 2022-1A, Class A1LN, 7.117% (3 Month Term SOFR + 250 bps), 1/20/31 (144A)	3,850,782
2,408,357	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.18%, 12/15/28 (144A)	2,436,057
1,600,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	1,574,292
2,304,136	Avid Automobile Receivables Trust, Series 2023-1, Class B, 7.12%, 3/15/27 (144A)	2,309,535
5,500,000(c)	B2R Mortgage Trust, Series 2015-2, Class E, 5.766%, 11/15/48 (144A)	5,467,412
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2412

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,000,000(a)	Bain Capital Credit CLO, Ltd., Series 2022-4A, Class XR, 5.747% (3 Month Term SOFR + 110 bps), 10/16/37 (144A)	$ 5,005,980
5,000,000(a)	Bain Capital Credit CLO, Ltd., Series 2022-6A, Class XR, 5.672% (3 Month Term SOFR + 115 bps), 1/22/38 (144A)	4,999,630
5,800,000(a)	Battery Park CLO, Ltd., Series 2019-1A, Class XR, 5.606% (3 Month Term SOFR + 95 bps), 7/15/36 (144A)	5,801,392
6,053,893(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class A, 5.669% (SOFR30A + 110 bps), 12/26/31 (144A)	6,068,604
1,424,445(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class C, 6.069% (SOFR30A + 150 bps), 12/26/31 (144A)	1,429,024
5,628,476(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class A, 6.019% (SOFR30A + 145 bps), 6/25/47 (144A)	5,658,030
2,146,950	Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 6.971%, 7/29/32 (144A)	2,159,709
69,989(a)	Bear Stearns Asset Backed Securities Trust, Series 2001-3, Class A1, 5.353% (1 Month Term SOFR + 101 bps), 10/27/32	69,591
10,000,000(a)	Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class XR2, 5.806% (3 Month Term SOFR + 115 bps), 10/15/37 (144A)	9,999,750
112,000	BHG Securitization Trust, Series 2021-B, Class A, 0.90%, 10/17/34 (144A)	111,627
57,099	BHG Securitization Trust, Series 2022-C, Class A, 5.32%, 10/17/35 (144A)	57,098
3,037,501	BHG Securitization Trust, Series 2023-B, Class A, 6.92%, 12/17/36 (144A)	3,135,995
5,796,425	BHG Securitization Trust, Series 2024-1CON, Class A, 5.81%, 4/17/35 (144A)	5,857,441
2,788,852	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	2,545,194
7,276,149	Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30 (144A)	7,357,623
5,416,697(a)	BlueMountain CLO XXII, Ltd., Series 2018-22A, Class A1, 5.998% (3 Month Term SOFR + 134 bps), 7/15/31 (144A)	5,425,104
480,113	BOF URSA VI Funding Trust I, Series 2023-CAR1, Class A2, 5.542%, 10/27/31 (144A)	482,026
13Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,047,535	BOF URSA VI Funding Trust I, Series 2023-CAR2, Class A2, 5.542%, 10/27/31 (144A)	$ 1,051,703
6,379,543	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.291%, 7/26/32 (144A)	6,483,184
5,734,000	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 7/15/27 (144A)	5,799,896
5,500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class B1R, 8.406% (3 Month Term SOFR + 375 bps), 1/15/31 (144A)	5,497,662
1,500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class C1R, 10.156% (3 Month Term SOFR + 550 bps), 1/15/31 (144A)	1,496,977
5,900,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class DR, 10.906% (3 Month Term SOFR + 625 bps), 1/15/31 (144A)	5,882,447
2,318,750(a)	Brightwood Capital MM CLO, Ltd., Series 2023-1A, Class X, 6.906% (3 Month Term SOFR + 225 bps), 10/15/35 (144A)	2,318,089
8,880,781(a)	BRSP, Ltd., Series 2021-FL1, Class A, 5.631% (1 Month Term SOFR + 126 bps), 8/19/38 (144A)	8,840,133
1,865,185(a)	BSPRT Issuer, Ltd., Series 2021-FL7, Class D, 7.262% (1 Month Term SOFR + 286 bps), 12/15/38 (144A)	1,861,875
230,645	BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36 (144A)	215,971
6,024,072(a)	CAL Receivables LLC, Series 2022-1, Class B, 8.948% (SOFR30A + 435 bps), 10/15/26 (144A)	6,019,865
2,628,571(a)	Capital Four US CLO II, Ltd., Series 2022-1A, Class X, 5.917% (3 Month Term SOFR + 130 bps), 1/20/37 (144A)	2,635,852
7,296,322	CarNow Auto Receivables Trust, Series 2023-2A, Class B, 8.53%, 1/15/27 (144A)	7,342,413
221,132	Cartiga Asset Finance Trust LLC, Series 2023-1, Class A, 7.00%, 3/15/35 (144A)	221,253
1,000,000	Carvana Auto Receivables Trust, Series 2021-P2, Class D, 2.02%, 5/10/28	933,290
2,186,248	Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (144A)	2,162,530
1,796,817	Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.36%, 4/12/27 (144A)	1,800,861
946,458	Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41%, 9/10/27 (144A)	951,709
19,139,302(a)	CBAM, Ltd., Series 2018-5A, Class A, 5.929% (3 Month Term SOFR + 128 bps), 4/17/31 (144A)	19,174,212
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2414

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,700,000(a)	Cedar Funding XIV CLO, Ltd., Series 2021-14A, Class X, 5.702% (3 Month Term SOFR + 105 bps), 10/15/37 (144A)	$ 1,700,296
5,124,880(a)	Centerstone SBA Trust, Series 2023-1, Class A, 8.35% (PRIME + 85 bps), 12/27/50 (144A)	5,119,976
4,000,000(a)	Cerberus Loan Funding XLIX LLC, Series 2024-5A, Class A, 5.817% (3 Month Term SOFR + 135 bps), 1/15/34 (144A)	4,000,016
6,000,000(a)	Cerberus Loan Funding XLIX LLC, Series 2024-5A, Class B, 6.217% (3 Month Term SOFR + 175 bps), 1/15/34 (144A)	5,999,934
3,000,000(a)	Cerberus Loan Funding XLIX LLC, Series 2024-5A, Class C, 6.567% (3 Month Term SOFR + 210 bps), 1/15/34 (144A)	2,999,589
3,343,469(a)	Cerberus Loan Funding XXIV LP, Series 2018-3A, Class A1, 6.318% (3 Month Term SOFR + 166 bps), 7/15/30 (144A)	3,344,194
3,144,330(c)	CFMT LLC, Series 2023-HB12, Class A, 4.25%, 4/25/33 (144A)	3,113,493
5,565,021(c)	CFMT LLC, Series 2024-HB13, Class A, 3.00%, 5/25/34 (144A)	5,432,305
2,438,150(a)	Chesapeake Funding II LLC, Series 2023-1A, Class A2, 5.848% (SOFR30A + 125 bps), 5/15/35 (144A)	2,452,613
2,946,937	Chesapeake Funding II LLC, Series 2023-2A, Class A1, 6.16%, 10/15/35 (144A)	2,989,918
4,452,601(a)	Chesapeake Funding II LLC, Series 2023-2A, Class A2, 5.698% (SOFR30A + 110 bps), 10/15/35 (144A)	4,477,909
2,288,392(a)	Chesapeake Funding II LLC, Series 2024-1A, Class A2, 5.368% (SOFR30A + 77 bps), 5/15/36 (144A)	2,292,925
1,500,000(a)	Churchill Middle Market CLO III, Ltd., Series 2021-1A, Class C, 7.496% (3 Month Term SOFR + 286 bps), 10/24/33 (144A)	1,513,456
5,000,000(a)	Churchill Middle Market CLO III, Ltd., Series 2021-1A, Class E, 13.056% (3 Month Term SOFR + 842 bps), 10/24/33 (144A)	4,965,140
2,700,000(a)	CIFC Funding, Ltd., Series 2021-7A, Class X, 5.788% (3 Month Term SOFR + 116 bps), 1/23/35 (144A)	2,699,808
2,308,401	ClickLease Equipment Receivables Trust, Series 2024-1, Class A, 6.86%, 2/15/30 (144A)	2,317,555
15Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,642,621(a)	College Ave Student Loans LLC, Series 2019-A, Class A1, 5.853% (1 Month Term SOFR + 151 bps), 12/28/48 (144A)	$ 3,651,226
3,150,380	Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.97%, 7/16/29 (144A)	3,183,547
170,783	Commonbond Student Loan Trust, Series 2016-B, Class A1, 2.73%, 10/25/40 (144A)	165,756
40,048(a)	Commonbond Student Loan Trust, Series 2016-B, Class A2, 5.903% (1 Month Term SOFR + 156 bps), 10/25/40 (144A)	39,937
495,488(a)	Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 5.303% (1 Month Term SOFR + 96 bps), 5/25/41 (144A)	490,714
545,922(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 5.103% (1 Month Term SOFR + 76 bps), 9/25/42 (144A)	535,345
70,511	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	59,567
434,848(a)	Commonbond Student Loan Trust, Series 2018-AGS, Class A2, 4.953% (1 Month Term SOFR + 61 bps), 2/25/44 (144A)	428,975
1,030,418(a)	Commonbond Student Loan Trust, Series 2018-BGS, Class A2, 5.023% (1 Month Term SOFR + 68 bps), 9/25/45 (144A)	1,013,640
373,119(a)	Commonbond Student Loan Trust, Series 2018-CGS, Class A2, 5.253% (1 Month Term SOFR + 91 bps), 2/25/46 (144A)	368,697
681,580(a)	Commonbond Student Loan Trust, Series 2019-AGS, Class A2, 5.353% (1 Month Term SOFR + 101 bps), 1/25/47 (144A)	671,439
3,543,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	3,554,772
7,032,207	CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32 (144A)	7,133,818
1,440,000(a)	Crown Point CLO IV, Ltd., Series 2018-4A, Class C, 6.779% (3 Month Term SOFR + 216 bps), 4/20/31 (144A)	1,441,057
10,675,000(a)	Deerpath Capital CLO, Ltd., Series 2021-1A, Class A1R, 6.456% (3 Month Term SOFR + 180 bps), 7/15/36 (144A)	10,669,332
78	Delta Funding Home Equity Loan Trust, Series 1997-2, Class A6, 7.04%, 6/25/27	34
1,312,938	Dext ABS LLC, Series 2021-1, Class B, 1.76%, 2/15/28 (144A)	1,307,766
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2416

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,140,342	Dext ABS LLC, Series 2023-1, Class A2, 5.99%, 3/15/32 (144A)	$ 1,149,564
6,506,323	Dext ABS LLC, Series 2023-2, Class A2, 6.56%, 5/15/34 (144A)	6,579,743
3,743,407(a)	Dryden 53 CLO, Ltd., Series 2017-53A, Class A, 6.038% (3 Month Term SOFR + 138 bps), 1/15/31 (144A)	3,750,722
3,978,947(a)	Elevation CLO, Ltd., Series 2021-12A, Class XR, 5.717% (3 Month Term SOFR + 110 bps), 4/20/37 (144A)	3,977,177
4,900,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class B, 6.879% (3 Month Term SOFR + 226 bps), 7/20/30 (144A)	4,897,952
6,500,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class C, 7.129% (3 Month Term SOFR + 251 bps), 7/20/30 (144A)	6,484,335
7,427,414	Equify ABS LLC, Series 2024-1A, Class A, 5.43%, 4/18/33 (144A)	7,428,961
1,382,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class D, 8.03%, 4/6/29	1,439,146
3,838,324	FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29 (144A)	3,909,434
2,250,000	FHF Issuer Trust, Series 2024-3A, Class B, 5.04%, 2/17/31 (144A)	2,225,764
505,306	FHF Trust, Series 2021-2A, Class A, 0.83%, 12/15/26 (144A)	501,747
2,959,336	FHF Trust, Series 2023-1A, Class A2, 6.57%, 6/15/28 (144A)	2,996,220
8,114,311(c)	FIGRE Trust, Series 2024-HE2, Class A, 6.38%, 5/25/54 (144A)	8,266,683
4,898,677(c)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	4,936,227
1,144,591	First Investors Auto Owner Trust, Series 2022-2A, Class A, 6.26%, 7/15/27 (144A)	1,150,500
543,974	Flagship Credit Auto Trust, Series 2023-1, Class A2, 5.38%, 12/15/26 (144A)	544,174
4,826,478	Flagship Credit Auto Trust, Series 2024-1, Class A2, 5.64%, 3/15/28 (144A)	4,853,916
3,600,000(a)	Flatiron CLO 21, Ltd., Series 2021-1A, Class XR, 5.717% (3 Month Term SOFR + 110 bps), 10/19/37 (144A)	3,599,881
82,492(a)	Ford Credit Auto Owner Trust, Series 2023-A, Class A2B, 5.318% (SOFR30A + 72 bps), 3/15/26	82,504
17Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,100,000(a)	Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A2, 5.848% (SOFR30A + 125 bps), 5/15/28 (144A)	$ 4,145,375
1,000,000	Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class B, 5.31%, 5/15/28 (144A)	1,004,417
10,920,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, 6.468% (3 Month Term SOFR + 181 bps), 10/15/33 (144A)	10,935,277
7,000,000(a)	Fortress Credit Opportunities XVII CLO, Ltd., Series 2022-17A, Class C, 7.306% (3 Month Term SOFR + 265 bps), 1/15/30 (144A)	6,984,474
2,966,762	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	2,758,109
1,584,735	Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 1/15/42 (144A)	1,484,652
404,755	Freed ABS Trust, Series 2021-3FP, Class D, 2.37%, 11/20/28 (144A)	400,912
4,300,000	GLS Auto Receivables Issuer Trust, Series 2022-3A, Class D, 6.42%, 6/15/28 (144A)	4,357,475
2,695,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29 (144A)	2,759,576
865,462	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class A2, 5.70%, 1/15/27 (144A)	866,142
3,190,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class C, 6.65%, 8/15/29 (144A)	3,266,093
12,750,000	GLS Auto Receivables Issuer Trust, Series 2024-4A, Class A2, 4.76%, 10/15/27 (144A)	12,763,929
1,642,866	GLS Auto Select Receivables Trust, Series 2023-1A, Class A2, 6.27%, 8/16/27 (144A)	1,650,091
3,760,155	GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37%, 6/15/28 (144A)	3,805,215
2,520,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class C, 5.69%, 3/15/30 (144A)	2,525,343
1,935,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.43%, 1/15/31 (144A)	1,961,567
5,500,000(a)	GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A2, 5.748% (SOFR30A + 115 bps), 6/15/28 (144A)	5,560,425
5,990,000(a)	GMF Floorplan Owner Revolving Trust, Series 2024-3A, Class A2, 5.048% (SOFR30A + 45 bps), 11/15/28 (144A)	5,989,974
500,000(a)	Goldentree Loan Management US CLO 1, Ltd., Series 2017-1A, Class ER2, 11.379% (3 Month Term SOFR + 676 bps), 4/20/34 (144A)	506,552
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2418

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,150,000(a)	Goldentree Loan Management US CLO 10, Ltd., Series 2021-10A, Class XR, 5.667% (3 Month Term SOFR + 105 bps), 10/20/37 (144A)	$ 3,149,739
5,949,164(a)	Golub Capital Partners CLO 24M-R, Ltd., Series 2015-24A, Class AR, 6.416% (3 Month Term SOFR + 186 bps), 11/5/29 (144A)	5,950,520
14,166,000(a)	Golub Capital Partners CLO 24M-R, Ltd., Series 2015-24A, Class BR, 6.816% (3 Month Term SOFR + 226 bps), 11/5/29 (144A)	14,181,044
19,620,000(a)	Golub Capital Partners CLO 36m, Ltd., Series 2018-36A, Class B, 6.466% (3 Month Term SOFR + 191 bps), 2/5/31 (144A)	19,622,531
11,385,000(a)	Golub Capital Partners CLO 54M L.P, Series 2021-54A, Class A, 6.346% (3 Month Term SOFR + 179 bps), 8/5/33 (144A)	11,398,776
20,460,000(a)(d)	Golub Capital Partners CLO 61M, Series 2022-61A, Class A1AR, 5.922% (3 Month Term SOFR + 123 bps), 7/25/35 (144A)	20,460,000
5,475,229(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class A1R, 6.076% (3 Month Term SOFR + 145 bps), 7/25/33 (144A)	5,476,472
4,250,000(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class BR, 6.626% (3 Month Term SOFR + 200 bps), 7/25/33 (144A)	4,256,502
11,990,000(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class CR, 7.376% (3 Month Term SOFR + 275 bps), 7/25/33 (144A)	11,990,000
14,949,372(a)	Gracie Point International Funding, Series 2023-1A, Class A, 6.881% (SOFR90A + 195 bps), 9/1/26 (144A)	15,014,106
5,163,000(a)	Gracie Point International Funding, Series 2023-1A, Class C, 8.031% (SOFR90A + 310 bps), 9/1/26 (144A)	5,200,116
3,163,000(a)	Gracie Point International Funding, Series 2023-1A, Class D, 9.431% (SOFR90A + 450 bps), 9/1/26 (144A)	3,188,634
2,275,073(a)	Gracie Point International Funding, Series 2023-2A, Class A, 7.181% (SOFR90A + 225 bps), 3/1/27 (144A)	2,279,813
5,000,000(a)	Gracie Point International Funding LLC, Series 2024-1A, Class A, 6.615% (SOFR90A + 170 bps), 3/1/28 (144A)	5,013,890
5,914,110	Granite Park Equipment Leasing LLC, Series 2023-1A, Class A2, 6.51%, 5/20/30 (144A)	5,988,135
19Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,466,667(a)	Great Lakes CLO VI LLC, Series 2021-6A, Class AX, 6.118% (3 Month Term SOFR + 146 bps), 1/15/34 (144A)	$ 1,465,905
6,894,848(a)	GS Mortgage-Backed Securities Trust, Series 2024-HE2, Class A1, 6.069% (SOFR30A + 150 bps), 1/25/55 (144A)	6,766,107
5,796,358(a)	Harvest SBA Loan Trust, Series 2023-1, Class A, 7.952% (SOFR30A + 325 bps), 10/25/50 (144A)	5,879,457
6,830,000(a)	Harvest SBA Loan Trust, Series 2024-1, Class A, 6.975% (SOFR30A + 225 bps), 12/25/51 (144A)	6,829,967
6,410,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class B, 2.19%, 6/25/26 (144A)	6,357,363
1,515,579(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class A, 5.512% (1 Month Term SOFR + 111 bps), 9/17/36 (144A)	1,511,669
5,137,705	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	2,517,475
2,050,000	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	205,000
1,500,000(a)	HPS Loan Management 10-2016, Ltd., Series 10A-16, Class XR3, 5.567% (3 Month Term SOFR + 95 bps), 4/20/34 (144A)	1,500,309
5,972,744(a)	Huntington Bank Auto Credit-Linked Notes Series, Series 2024-2, Class C, 7.205% (SOFR30A + 260 bps), 10/20/32 (144A)	5,986,688
4,000,000(a)	ICG US CLO, Ltd., Series 2017-1A, Class ERR, 12.239% (3 Month Term SOFR + 762 bps), 7/28/34 (144A)	3,680,120
1,406,250(a)	Ivy Hill Middle Market Credit Fund IX, Ltd., Series 9A, Class XRR, 5.826% (3 Month Term SOFR + 120 bps), 4/23/34 (144A)	1,405,493
7,000,000(a)	Ivy Hill Middle Market Credit Fund XII, Ltd., Series 12A, Class A1TR, 6.479% (3 Month Term SOFR + 186 bps), 7/20/33 (144A)	7,009,275
2,550,000(a)	IVY Hill Middle Market Credit Fund XII, Ltd., Series 12A, Class A2AR, 6.779% (3 Month Term SOFR + 216 bps), 7/20/33 (144A)	2,547,460
5,980,897(a)	JP Morgan Mortgage Trust, Series 2023-HE1, Class A1, 6.355% (SOFR30A + 175 bps), 11/25/53 (144A)	6,031,328
12,561,279(a)	JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 6.305% (SOFR30A + 170 bps), 3/20/54 (144A)	12,668,071
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2420

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
8,078,373(a)	JP Morgan Mortgage Trust, Series 2023-HE3, Class A1, 6.205% (SOFR30A + 160 bps), 5/25/54 (144A)	$ 8,146,282
10,103,020(a)	JP Morgan Mortgage Trust, Series 2024-HE2, Class A1, 5.805% (SOFR30A + 120 bps), 10/20/54 (144A)	10,125,443
16,979,554(a)	JP Morgan Mortgage Trust Series, Series 2024-HE3, Class A1, 5.805% (SOFR30A + 120 bps), 2/25/55 (144A)	17,018,232
82,319	JPMorgan Chase Bank N.A. - CACLN, Series 2021-3, Class B, 0.76%, 2/26/29 (144A)	81,613
20,280,000(a)	Kinetic Advantage Master Owner Trust, Series 2024-1A, Class A, 7.248% (SOFR30A + 265 bps), 11/15/27 (144A)	20,341,124
1,855,535	Kubota Credit Owner Trust, Series 2023-1A, Class A2, 5.40%, 2/17/26 (144A)	1,857,225
340,355	LAD Auto Receivables Trust, Series 2023-1A, Class A2, 5.68%, 10/15/26 (144A)	340,506
1,265,514	LAD Auto Receivables Trust, Series 2024-1A, Class A2, 5.44%, 11/16/26 (144A)	1,267,385
1,447,500(a)	Lake Shore MM CLO IV, Ltd., Series 2021-1A, Class XR, 5.864% (3 Month Term SOFR + 130 bps), 1/15/37 (144A)	1,447,112
4,000,778(a)	LCM XVIII LP, Series 18A, Class A1R, 5.899% (3 Month Term SOFR + 128 bps), 4/20/31 (144A)	4,002,630
7,888,461	Lendbuzz Securitization Trust, Series 2023-3A, Class A2, 7.50%, 12/15/28 (144A)	8,090,102
9,352,614	Lendbuzz Securitization Trust, Series 2024-1A, Class A2, 6.19%, 8/15/29 (144A)	9,454,343
9,260,278	Lendbuzz Securitization Trust, Series 2024-2A, Class A2, 5.99%, 5/15/29 (144A)	9,356,747
250,569	LendingPoint Pass-Through Trust, Series 2022-ST1, Class A, 2.50%, 3/15/28 (144A)	243,349
3,855,668	LFS LLC, Series 2023-A, Class A, 7.173%, 7/15/35 (144A)	3,871,869
3,049,175	Libra Solutions LLC, Series 2023-1A, Class A, 7.00%, 2/15/35 (144A)	3,054,196
1,372,129	Libra Solutions LLC, Series 2023-1A, Class B, 10.25%, 2/15/35 (144A)	1,375,559
262,164	Lobel Automobile Receivables Trust, Series 2023-1, Class A, 6.97%, 7/15/26 (144A)	262,339
1,655,301	Lobel Automobile Receivables Trust, Series 2023-2, Class A, 7.59%, 4/16/29 (144A)	1,670,917
21Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,265,670	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46 (144A)	$ 1,156,088
1,250,000(a)	Madison Park Funding XXIX LTD, Series 2018-29A, Class D, 7.894% (3 Month Term SOFR + 326 bps), 10/18/30 (144A)	1,253,910
6,000,000(a)	Magnetite XXII, Ltd., Series 2019-22A, Class X, 5.656% (3 Month Term SOFR + 100 bps), 7/15/36 (144A)	5,999,556
3,500,000(a)	Magnetite XXXV, Ltd., Series 2022-35A, Class XR, 5.826% (3 Month Term SOFR + 120 bps), 10/25/36 (144A)	3,506,944
400,000(a)	Marble Point Clo XXV, Ltd., Series 2022-2A, Class X, 6.167% (3 Month Term SOFR + 155 bps), 10/20/36 (144A)	399,982
5,327,137	Marlette Funding Trust, Series 2024-1A, Class A, 5.95%, 7/17/34 (144A)	5,351,156
2,500,000(a)	MCF CLO VII LLC, Series 2017-3A, Class ER, 14.029% (3 Month Term SOFR + 941 bps), 7/20/33 (144A)	2,483,762
8,339,451	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.21%, 5/20/36 (144A)	8,440,391
12,000,000	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.04%, 9/20/27 (144A)	11,997,619
10,660,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29 (144A)	10,787,677
9,680,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class C, 10.42%, 7/20/29 (144A)	9,796,779
2,348,014(a)	MF1, Ltd., Series 2020-FL4, Class A, 6.196% (1 Month Term SOFR + 181 bps), 12/15/35 (144A)	2,349,198
8,290,000(a)	MidOcean Credit CLO XI, Ltd., Series 2022-11A, Class A1R2, 5.534% (3 Month Term SOFR + 121 bps), 1/18/36 (144A)	8,290,000
9,500,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23%, 7/17/28 (144A)	9,555,896
2,500,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03%, 7/17/28 (144A)	2,536,325
19,710,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.69%, 11/15/28 (144A)	19,885,537
5,300,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 1/15/30 (144A)	5,295,208
10,960,000(a)	Monroe Capital Mml CLO XII, Ltd., Series 2021-2A, Class A1, 6.12% (3 Month Term SOFR + 176 bps), 9/14/33 (144A)	10,973,141
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2422

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,000,000(a)	Monroe Capital MML CLO XIII, Ltd., Series 2022-1A, Class A1N, 6.201% (3 Month Term SOFR + 168 bps), 2/24/34 (144A)	$ 5,001,905
3,000,000(a)	Monroe Capital MML CLO XIII, Ltd., Series 2022-1A, Class B, 6.571% (3 Month Term SOFR + 205 bps), 2/24/34 (144A)	3,001,971
7,367(a)	Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 5.013% (1 Month Term SOFR + 67 bps), 2/25/36	7,350
625,000(a)	Mountain View CLO XVII, Ltd., Series 2023-1A, Class X, 6.356% (3 Month Term SOFR + 170 bps), 9/14/36 (144A)	624,950
1,035,925	MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41 (144A)	982,958
496,930	MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/36 (144A)	492,623
843,806(a)	National Collegiate Trust, Series 2007-A, Class A, 5.255% (1 Month USD LIBOR + 30 bps), 5/25/31 (144A)	825,431
587,721	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 (144A)	523,988
2,468,470(a)	Navient Student Loan Trust, Series 2021-1A, Class A1B, 5.283% (SOFR30A + 71 bps), 12/26/69 (144A)	2,450,375
2,306,072(a)	Nelnet Student Loan Trust, Series 2005-2, Class A5, 5.118% (SOFR90A + 36 bps), 3/23/37	2,286,341
632,755	Nelnet Student Loan Trust, Series 2021-A, Class APT2, 1.36%, 4/20/62 (144A)	586,431
3,244,383(a)	Nelnet Student Loan Trust, Series 2021-DA, Class AFL, 5.175% (1 Month Term SOFR + 80 bps), 4/20/62 (144A)	3,227,052
5,700,000(a)	Newday Funding Master Issuer Plc - Series, Series 2023-1A, Class A2, 6.224% (SOFR + 175 bps), 11/15/31 (144A)	5,751,505
2,057,539(a)	Newtek Small Business Loan Trust, Series 2021-1, Class A, 7.25% (PRIME - 25 bps), 12/25/48 (144A)	2,056,335
3,230,302(a)	Newtek Small Business Loan Trust, Series 2023-1, Class A, 7.00% (PRIME - 50 bps), 7/25/50 (144A)	3,262,883
6,220,000(a)	NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A1, 5.498% (SOFR30A + 90 bps), 3/15/29 (144A)	6,259,328
9,280,000(a)	NextGear Floorplan Master Owner Trust, Series 2024-2A, Class A1, 5.478% (SOFR30A + 88 bps), 9/15/29 (144A)	9,282,957
23Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,045,078	NMEF Funding LLC, Series 2023-A, Class A2, 6.57%, 6/17/30 (144A)	$ 4,091,032
3,000,000(a)	Northwoods Capital XI-B, Ltd., Series 2018-11BA, Class XR, 5.817% (3 Month Term SOFR + 120 bps), 7/19/37 (144A)	3,000,000
55,054(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 5.233% (1 Month Term SOFR + 89 bps), 5/25/33	53,705
3,000,000(a)	OCP CLO, Ltd., Series 2017-14A, Class XR, 5.841% (3 Month Term SOFR + 110 bps), 7/20/37 (144A)	2,999,640
4,452,632(a)	Octagon Investment Partners 49, Ltd., Series 2020-5A, Class X, 5.706% (3 Month Term SOFR + 105 bps), 4/15/37 (144A)	4,453,999
2,750,000	Octane Receivables Trust, Series 2021-1A, Class C, 2.23%, 11/20/28 (144A)	2,706,486
74,796	Octane Receivables Trust, Series 2021-2A, Class A, 1.21%, 9/20/28 (144A)	74,278
9,568	Octane Receivables Trust, Series 2022-1A, Class A2, 4.18%, 3/20/28 (144A)	9,556
2,813,000	Octane Receivables Trust, Series 2022-1A, Class D, 5.54%, 2/20/29 (144A)	2,822,689
1,292,082	Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (144A)	1,297,944
3,921,941	Octane Receivables Trust, Series 2023-2A, Class A2, 5.88%, 6/20/31 (144A)	3,941,301
4,629,850	Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/29 (144A)	4,679,775
6,393,807	Oportun Funding Trust, Series 2024-3, Class A, 5.26%, 8/15/29 (144A)	6,399,735
8,812,141	Oportun Issuance Trust, Series 2021-C, Class A, 2.18%, 10/8/31 (144A)	8,546,676
1,118,366	Oportun Issuance Trust, Series 2024-1A, Class A, 6.334%, 4/8/31 (144A)	1,120,618
2,590,000	Oportun Issuance Trust, Series 2024-1A, Class B, 6.546%, 4/8/31 (144A)	2,603,291
2,473,033	Oportun Issuance Trust, Series 2024-2, Class A, 5.86%, 2/9/32 (144A)	2,478,960
3,240,000	Oportun Issuance Trust, Series 2024-2, Class B, 5.83%, 2/9/32 (144A)	3,248,626
4,000,000(a)	OSD CLO, Ltd., Series 2021-23A, Class D, 7.859% (3 Month Term SOFR + 321 bps), 4/17/31 (144A)	3,993,000
11,000,000(a)	Owl Rock CLO II, Ltd., Series 2019-2A, Class ALR, 6.429% (3 Month Term SOFR + 181 bps), 4/20/33 (144A)	11,011,110
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2424

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,600,000(a)	Owl Rock CLO IV, Ltd., Series 2020-4A, Class A1R, 6.383% (3 Month Term SOFR + 186 bps), 8/20/33 (144A)	$ 2,597,504
8,250,000	Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/32 (144A)	8,256,839
5,926,635	Oxford Finance Funding LLC, Series 2022-1A, Class B, 4.096%, 2/15/30 (144A)	5,743,815
7,060,000	Pagaya AI Debt Grantor Trust, Series 2024-10, Class A, 5.183%, 6/15/32 (144A)	7,064,074
6,700,000	Pagaya AI Debt Grantor Trust, Series 2024-10, Class B, 5.75%, 6/15/32 (144A)	6,701,050
10,000,000	Pagaya AI Debt Grantor Trust, Series 2024-11, Class A, 5.092%, 7/15/32 (144A)	10,005,831
7,420,000(c)	Pagaya AI Debt Grantor Trust, Series 2024-11, Class AB, 0.000%, 7/15/32 (144A)	7,423,580
2,535,072	Pagaya AI Debt Grantor Trust, Series 2024-5, Class A, 6.278%, 10/15/31 (144A)	2,562,243
2,857,400	Pagaya AI Debt Trust, Series 2022-5, Class A, 8.096%, 6/17/30 (144A)	2,883,372
1,426,503	Pagaya AI Debt Trust, Series 2023-1, Class A, 7.556%, 7/15/30 (144A)	1,428,631
5,233,168	Pagaya AI Debt Trust, Series 2023-3, Class A, 7.60%, 12/16/30 (144A)	5,261,437
656,945(c)	Pagaya AI Debt Trust, Series 2023-5, Class AB, 7.571%, 4/15/31 (144A)	659,582
2,011,666	Pagaya AI Debt Trust, Series 2023-5, Class B, 7.625%, 4/15/31 (144A)	2,019,680
15,678,970	Pagaya AI Debt Trust, Series 2023-7, Class B, 7.549%, 7/15/31 (144A)	15,775,963
6,252,337	Pagaya AI Debt Trust, Series 2024-1, Class A, 6.66%, 7/15/31 (144A)	6,327,745
10,111,241	Pagaya AI Debt Trust, Series 2024-1, Class B, 7.109%, 7/15/31 (144A)	10,240,840
5,689,126	Pagaya AI Debt Trust, Series 2024-2, Class A, 6.319%, 8/15/31 (144A)	5,743,989
1,700,759(c)	Pagaya AI Debt Trust, Series 2024-2, Class AB, 6.446%, 8/15/31 (144A)	1,715,952
9,732,677	Pagaya AI Debt Trust, Series 2024-2, Class B, 6.611%, 8/15/31 (144A)	9,818,466
7,955,934	Pagaya AI Debt Trust, Series 2024-3, Class A, 6.258%, 10/15/31 (144A)	8,005,278
14,296,830	Pagaya AI Debt Trust, Series 2024-3, Class B, 6.571%, 10/15/31 (144A)	14,392,799
25Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,684,210(a)	Palmer Square CLO, Ltd., Series 2020-3A, Class X, 5.723% (3 Month Term SOFR + 120 bps), 11/15/36 (144A)	$ 1,688,349
1,250,000(a)	Palmer Square Loan Funding, Ltd., Series 2021-2A, Class D, 9.783% (3 Month Term SOFR + 526 bps), 5/20/29 (144A)	1,247,340
5,951,944(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class A1, 5.697% (3 Month Term SOFR + 105 bps), 4/15/30 (144A)	5,953,854
3,250,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class D, 2.75%, 7/15/27 (144A)	3,178,699
1,828,426	PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/34 (144A)	1,797,219
3,000,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	2,500,800
3,102,281	PEAR LLC, Series 2022-1, Class A2, 7.25%, 10/15/34 (144A)	3,139,271
10,322,020	PEAR LLC, Series 2023-1, Class A, 7.42%, 7/15/35 (144A)	10,336,147
6,759,057	PEAR LLC, Series 2024-1, Class A, 6.95%, 2/15/36 (144A)	6,800,291
4,000,000(a)	Pennantpark CLO IX LLC, Series 2024-9A, Class A2, 6.967% (3 Month Term SOFR + 235 bps), 4/20/37 (144A)	4,008,008
4,791,887	Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.59%, 11/15/29 (144A)	4,822,409
2,058,436(a)	Prodigy Finance CMDAC, Series 2021-1A, Class A, 5.702% (1 Month Term SOFR + 136 bps), 7/25/51 (144A)	2,056,647
1,457,676	Prosper Marketplace Issuance Trust, Series 2023-1A, Class A, 7.06%, 7/16/29 (144A)	1,460,986
7,750,000	Purchasing Power Funding LLC, Series 2024-A, Class A, 5.89%, 8/15/28 (144A)	7,814,117
3,400,000(a)	Rad CLO 3, Ltd., Series 2019-3A, Class XR2, 5.706% (3 Month Term SOFR + 105 bps), 7/15/37 (144A)	3,401,367
5,875,686	Reach Abs Trust, Series 2024-1A, Class A, 6.30%, 2/18/31 (144A)	5,912,555
12,300,000	Reach Abs Trust, Series 2024-1A, Class B, 6.29%, 2/18/31 (144A)	12,441,461
1,049,062	Reach ABS Trust, Series 2023-1A, Class A, 7.05%, 2/18/31 (144A)	1,050,812
5,036,673	Reach ABS Trust, Series 2024-2A, Class A, 5.88%, 7/15/31 (144A)	5,061,539
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2426

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,373,724(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 7.00% (PRIME - 50 bps), 12/27/44 (144A)	$ 2,369,078
9,394,199(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 7.57% (PRIME + 7 bps), 4/25/48 (144A)	9,628,104
3,342,857(a)	Regatta IX Funding, Ltd., Series 2017-1A, Class XR, 5.697% (3 Month Term SOFR + 105 bps), 4/17/37 (144A)	3,343,359
948,235(a)	Regatta VI Funding, Ltd., Series 2016-1A, Class XR, 5.679% (3 Month Term SOFR + 106 bps), 4/20/34 (144A)	948,167
1,588,235(a)	Regatta VII Funding, Ltd., Series 2016-1A, Class X, 5.466% (3 Month Term SOFR + 111 bps), 6/20/34 (144A)	1,586,233
5,300,000(a)	Regatta X Funding, Ltd., Series 2017-3A, Class X, 5.647% (3 Month Term SOFR + 100 bps), 7/17/37 (144A)	5,300,784
2,250,000(a)	Regatta XXIII Funding, Ltd., Series 2021-4A, Class X, 5.829% (3 Month Term SOFR + 121 bps), 1/20/35 (144A)	2,249,887
6,240,000	Regional Management Issuance Trust, Series 2024-2, Class A, 5.11%, 12/15/33 (144A)	6,258,014
8,002,196	Research-Driven Pagaya Motor Asset Trust, Series 2023-4A, Class A, 7.54%, 3/25/32 (144A)	8,115,150
195,136(c)	RMF Buyout Issuance Trust, Series 2021-HB1, Class A, 1.259%, 11/25/31 (144A)	194,153
961,005(a)	Rockford Tower CLO, Ltd., Series 2018-1A, Class A, 5.883% (3 Month Term SOFR + 136 bps), 5/20/31 (144A)	962,177
7,500,000(a)	Rosy Blue Carat SCS, Series 2018-1, Class A2R, 8.49% (1 Month Term SOFR + 411 bps), 3/15/30 (144A)	7,576,500
5,709,532	SAFCO Auto Receivables Trust, Series 2024-1A, Class A, 6.51%, 3/20/28 (144A)	5,746,263
1,500,000	SAFCO Auto Receivables Trust, Series 2024-1A, Class B, 6.31%, 11/20/28 (144A)	1,514,850
3,097,020	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.281%, 5/15/32 (144A)	3,097,650
108,879	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.721%, 8/16/32 (144A)	108,908
76,216	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class D, 6.793%, 8/16/32 (144A)	76,256
27Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,245,000	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32 (144A)	$ 3,321,085
5,320,000	Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class E, 6.799%, 1/18/33 (144A)	5,326,207
2,898	Santander Bank N.A. - SBCLN, Series 2021-1A, Class B, 1.833%, 12/15/31 (144A)	2,894
407,086	Santander Consumer Auto Receivables Trust, Series 2021-CA, Class C, 2.97%, 6/15/28 (144A)	402,390
1,144,345	Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.44%, 9/15/27	1,139,942
1,164,503	Santander Drive Auto Receivables Trust, Series 2023-5, Class A2, 6.31%, 7/15/27	1,166,724
4,740,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88%, 9/15/27	4,747,739
8,500,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A2, 5.88%, 11/20/29 (144A)	8,570,212
219,123	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class A, 0.99%, 11/20/37 (144A)	212,287
1,066,667(a)	Silver Rock CLO II, Ltd., Series 2021-2A, Class X, 5.929% (3 Month Term SOFR + 131 bps), 1/20/35 (144A)	1,066,590
4,000,000(a)	Silver Rock CLO IV, Ltd., Series 2024-4A, Class X, 5.437% (3 Month Term SOFR + 120 bps), 10/20/37 (144A)	3,998,840
4,000,000(a)	Sixth Street CLO IX, Ltd., Series 2017-9A, Class X, 6.233% (3 Month Term SOFR + 95 bps), 7/21/37 (144A)	3,999,900
2,606,756(a)	SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A, 4.86% (3 Month Term SOFR + 50 bps), 12/16/41	2,579,869
1,482,258(a)	SMB Private Education Loan Trust, Series 2018-B, Class A2B, 5.232% (1 Month Term SOFR + 83 bps), 1/15/37 (144A)	1,477,724
4,310,679(a)	SMB Private Education Loan Trust, Series 2023-B, Class A1B, 6.398% (SOFR30A + 180 bps), 10/16/56 (144A)	4,420,366
5,834,119(a)	SMB Private Education Loan Trust, Series 2023-C, Class A1B, 6.148% (SOFR30A + 155 bps), 11/15/52 (144A)	5,900,355
9,283,421(a)	Sound Point CLO V-R LTD, Series 2014-1RA, Class A, 6.044% (3 Month Term SOFR + 141 bps), 7/18/31 (144A)	9,299,351
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2428

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,000,000(a)	Sound Point CLO XVI, Ltd., Series 2017-2A, Class D, 8.487% (3 Month Term SOFR + 386 bps), 7/25/30 (144A)	$ 3,003,273
4,199,850(a)	Sound Point CLO XX, Ltd., Series 2018-2A, Class A, 5.979% (3 Month Term SOFR + 136 bps), 7/26/31 (144A)	4,204,675
1,279,011	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	1,174,925
2,800,537(a)	STAR Trust, Series 2021-SFR2, Class A, 5.462% (1 Month Term SOFR + 106 bps), 1/17/39 (144A)	2,792,209
6,250,000(a)	STAR Trust, Series 2021-SFR2, Class E, 6.512% (1 Month Term SOFR + 211 bps), 1/17/39 (144A)	6,150,804
14,000,000(a)	Starwood LLC, Series 2024-SIF4A, Class A, 6.349% (3 Month Term SOFR + 170 bps), 10/17/36 (144A)	14,004,802
2,390,000(a)	Starwood LLC, Series 2024-SIF4A, Class C, 7.149% (3 Month Term SOFR + 250 bps), 10/17/36 (144A)	2,392,741
1,435,456	Stonepeak ABS, Series 2021-1A, Class AA, 2.301%, 2/28/33 (144A)	1,376,494
2,456,743	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.27%, 7/15/44 (144A)	2,515,663
5,850,042(a)	STWD, Ltd., Series 2021-FL2, Class A, 5.69% (1 Month Term SOFR + 131 bps), 4/18/38 (144A)	5,825,797
12,000,000(a)	STWD, Ltd., Series 2021-SIF2A, Class A1, 6.206% (3 Month Term SOFR + 155 bps), 1/15/33 (144A)	12,010,942
7,000,000(a)	STWD, Ltd., Series 2021-SIF2A, Class D, 8.506% (3 Month Term SOFR + 385 bps), 1/15/33 (144A)	7,038,750
1,436,436(a)	Symphony CLO XIX, Ltd., Series 2018-19A, Class A, 5.869% (3 Month Term SOFR + 122 bps), 4/16/31 (144A)	1,438,054
1,750,000(a)	THL Credit Wind River CLO, Ltd., Series 2019-1A, Class XR, 5.829% (3 Month Term SOFR + 121 bps), 7/20/34 (144A)	1,749,874
2,930,000(a)	Tiaa CLO III, Ltd., Series 2017-2A, Class B, 6.409% (3 Month Term SOFR + 176 bps), 1/16/31 (144A)	2,932,200
2,750,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	2,680,184
7,170,738(a)	Towd Point Asset Trust, Series 2018-SL1, Class B, 5.503% (1 Month Term SOFR + 116 bps), 1/25/46 (144A)	7,141,565
18,340,574(c)	Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, 5.848%, 1/25/64 (144A)	18,395,843
8,000,000(a)	Trafigura Securitisation Finance Plc, Series 2024-1A, Class A1, 5.892% (SOFR + 140 bps), 11/15/27 (144A)	8,052,144
29Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,000,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class E, 7.79%, 8/16/27 (144A)	$ 5,042,182
6,690,431	Tricolor Auto Securitization Trust, Series 2024-1A, Class A, 6.61%, 10/15/27 (144A)	6,746,643
3,750,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class B, 6.53%, 12/15/27 (144A)	3,808,267
2,958,584	Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27 (144A)	2,981,109
12,167,754	Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 6/15/28 (144A)	12,203,840
2,415,000(a)	Trinitas CLO XI, Ltd., Series 2019-11A, Class X, 5.848% (3 Month Term SOFR + 119 bps), 7/15/34 (144A)	2,414,848
6,000,000(a)	TSTAT, Ltd., Series 2022-1A, Class A2RR, 6.017% (3 Month Term SOFR + 140 bps), 7/20/37 (144A)	6,000,294
8,000,000(a)	Twin Brook CLO LLC, Series 2024-2A, Class C, 6.839% (3 Month Term SOFR + 260 bps), 10/20/35 (144A)	7,997,192
5,000,000(a)	Twin Brook CLO LLC, Series 2024-2A, Class D, 8.489% (3 Month Term SOFR + 425 bps), 10/20/35 (144A)	4,997,305
3,150,000	United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30%, 11/12/29 (144A)	3,229,225
11,900,000	Upgrade Receivables Trust, Series 2024-1A, Class A, 5.37%, 2/18/31 (144A)	11,904,232
150,929	Upstart Pass-Through Trust, Series 2021-ST4, Class A, 2.00%, 7/20/27 (144A)	147,933
382,174	Upstart Pass-Through Trust, Series 2021-ST5, Class A, 2.00%, 7/20/27 (144A)	373,348
942,999	Upstart Pass-Through Trust, Series 2022-ST2, Class A, 3.80%, 4/20/30 (144A)	932,001
4,501,145	Upstart Securitization Trust, Series 2024-1, Class A, 5.33%, 11/20/34 (144A)	4,505,913
936,973	US Bank NA, Series 2023-1, Class B, 6.789%, 8/25/32 (144A)	950,392
8,390,000(a)	Venture 41 CLO, Ltd., Series 2021-41A, Class A1NR, 6.047% (3 Month Term SOFR + 143 bps), 1/20/34 (144A)	8,387,592
3,656,097	Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31 (144A)	3,711,526
4,760,000	Veridian Auto Receivables Trust, Series 2023-1A, Class A3, 5.56%, 3/15/28 (144A)	4,780,602
5,745,891	Veros Auto Receivables Trust, Series 2021-1, Class C, 3.64%, 8/15/28 (144A)	5,711,511
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2430

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
9,600,000	Veros Auto Receivables Trust, Series 2022-1, Class C, 5.03%, 8/16/27 (144A)	$ 9,588,468
1,267,321	Veros Auto Receivables Trust, Series 2023-1, Class A, 7.12%, 11/15/28 (144A)	1,274,002
3,000,000	Veros Auto Receivables Trust, Series 2023-1, Class C, 8.32%, 11/15/28 (144A)	3,107,316
3,378,393	Veros Auto Receivables Trust, Series 2024-1, Class A, 6.28%, 11/15/27 (144A)	3,403,801
4,640,089	VFI ABS LLC, Series 2023-1A, Class A, 7.27%, 3/26/29 (144A)	4,688,299
3,983,986(e)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	4,027,677
1,226,726(a)	Voya CLO, Ltd., Series 2018-1A, Class A1, 5.829% (3 Month Term SOFR + 121 bps), 4/19/31 (144A)	1,227,523
4,000,000(a)	Voya CLO, Ltd., Series 2019-1A, Class X, 5.649% (3 Month Term SOFR + 120 bps), 10/15/37 (144A)	3,999,828
4,000,000(a)	Voya CLO, Ltd., Series 2024-6A, Class X, 5.426% (3 Month Term SOFR + 110 bps), 1/20/38 (144A)	4,000,000
5,000,000(a)	Wellfleet CLO, Ltd., Series 2022-1A, Class XR, 5.856% (3 Month Term SOFR + 120 bps), 7/15/37 (144A)	5,005,330
1,918,867	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	1,874,995
3,334,675	Westgate Resorts LLC, Series 2023-1A, Class C, 7.49%, 12/20/37 (144A)	3,369,898
7,398,664	Westgate Resorts LLC, Series 2024-1A, Class C, 7.06%, 1/20/38 (144A)	7,455,701
10,510,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82%, 9/15/27 (144A)	10,525,583
4,500,000(a)	Wheels Fleet Lease Funding 1 LLC, Series 2024-1A, Class A2, 5.205% (1 Month Term SOFR + 83 bps), 2/18/39 (144A)	4,522,048
6,273,172	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/46 (144A)	5,837,579
4,150(a)	Wilshire Mortgage Loan Trust, Series 1997-2, Class A6, 4.733% (1 Month Term SOFR + 39 bps), 5/25/28	4,140
17,130,000(a)	Woodmont Trust, Series 2023-12A, Class A1R, 6.025% (3 Month Term SOFR + 140 bps), 10/25/32 (144A)	17,144,235
743,192(a)	World Omni Select Auto Trust, Series 2023-A, Class A2B, 5.448% (SOFR30A + 85 bps), 3/15/27	743,681
6,500,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class BR, 6.909% (3 Month Term SOFR + 226 bps), 7/16/31 (144A)	6,516,419
31Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
6,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class DR, 9.909% (3 Month Term SOFR + 526 bps), 7/16/31 (144A)	$ 6,001,920
7,010,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2021-1A, Class A2AR, 6.456% (3 Month Term SOFR + 180 bps), 7/15/33 (144A)	7,026,999
1,633,078(a)	Zais CLO 13, Ltd., Series 2019-13A, Class A1AR, 5.956% (3 Month Term SOFR + 130 bps), 7/15/32 (144A)	1,633,847
	Total Asset Backed Securities (Cost $1,800,464,429)	$1,800,783,003

	Collateralized Mortgage Obligations—9.5% of Net Assets
15,824(c)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 5.88%, 6/25/30	$ 15,821
6,613,208(a)	Bellemeade Re, Ltd., Series 2021-3A, Class A2, 5.569% (SOFR30A + 100 bps), 9/25/31 (144A)	6,619,481
22,884,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class M1C, 6.119% (SOFR30A + 155 bps), 9/25/31 (144A)	22,993,212
15,964,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class M1C, 8.269% (SOFR30A + 370 bps), 1/26/32 (144A)	16,392,849
3,000,000(a)	Bellemeade Re, Ltd., Series 2024-1, Class M1A, 6.719% (SOFR30A + 215 bps), 8/25/34 (144A)	3,008,119
320,672(c)	BRAVO Residential Funding Trust, Series 2021-NQM2, Class A2, 1.28%, 3/25/60 (144A)	309,143
1,349,584(c)	CFMT LLC, Series 2022-HB8, Class A, 3.75%, 4/25/25 (144A)	1,343,196
8,000,000(c)	CFMT LLC, Series 2022-HB8, Class M3, 3.75%, 4/25/25 (144A)	7,742,907
13,065,566(c)	CFMT LLC, Series 2024-HB14, Class A, 3.00%, 6/25/34 (144A)	12,740,472
5,868,554(c)	CFMT LLC, Series 2024-HB15, Class A, 4.00%, 8/25/34 (144A)	5,783,416
6,773,972(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, 5.769% (SOFR30A + 120 bps), 2/25/50 (144A)	6,627,679
1,753,263(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M2, 5.919% (SOFR30A + 135 bps), 2/25/50 (144A)	1,706,009
1,009,455(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 6.119% (SOFR30A + 155 bps), 2/25/50 (144A)	954,781
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2432

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
8,134,954(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 6.833% (SOFR30A + 226 bps), 11/25/39 (144A)	$ 8,173,983
2,840,594(a)	Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, 5.419% (SOFR30A + 85 bps), 12/25/41 (144A)	2,838,572
5,510,748(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1, 5.569% (SOFR30A + 100 bps), 12/25/41 (144A)	5,506,977
12,531,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, 6.469% (SOFR30A + 190 bps), 12/25/41 (144A)	12,709,656
2,788,093(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M1, 5.769% (SOFR30A + 120 bps), 1/25/42 (144A)	2,788,922
19,620,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 7.569% (SOFR30A + 300 bps), 1/25/42 (144A)	20,132,565
5,256,108(a)	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M1, 6.569% (SOFR30A + 200 bps), 3/25/42 (144A)	5,317,797
1,988,793(a)	Connecticut Avenue Securities Trust, Series 2022-R09, Class 2M1, 7.06% (SOFR30A + 250 bps), 9/25/42 (144A)	2,028,325
7,063,802(a)	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, 6.96% (SOFR30A + 240 bps), 12/25/42 (144A)	7,261,133
3,416,111(a)	Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, 6.869% (SOFR30A + 230 bps), 1/25/43 (144A)	3,495,235
2,404,024(a)	Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M1, 7.069% (SOFR30A + 250 bps), 4/25/43 (144A)	2,448,354
3,561,787(a)	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, 6.269% (SOFR30A + 170 bps), 7/25/43 (144A)	3,574,699
1,184,710(a)	Connecticut Avenue Securities Trust, Series 2023-R07, Class 2M1, 6.51% (SOFR30A + 195 bps), 9/25/43 (144A)	1,195,603
3,694,124(a)	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, 5.619% (SOFR30A + 105 bps), 1/25/44 (144A)	3,697,368
33Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,632,679(a)	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, 5.669% (SOFR30A + 110 bps), 2/25/44 (144A)	$ 3,636,859
3,809,293(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, 5.71% (SOFR30A + 115 bps), 3/25/44 (144A)	3,809,517
10,370,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.51% (SOFR30A + 195 bps), 3/25/44 (144A)	10,479,479
24,670,609(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, 5.569% (SOFR30A + 100 bps), 5/25/44 (144A)	24,686,043
3,808,656(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, 5.669% (SOFR30A + 110 bps), 5/25/44 (144A)	3,809,796
15,524,653(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2A1, 5.569% (SOFR30A + 100 bps), 7/25/44 (144A)	15,534,400
20,981,186(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M1, 5.569% (SOFR30A + 100 bps), 7/25/44 (144A)	20,990,457
10,481,075(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, 5.719% (SOFR30A + 115 bps), 9/25/44 (144A)	10,515,020
3,767,036(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, 5.619% (SOFR30A + 105 bps), 9/25/44 (144A)	3,770,562
3,163,988(a)	Eagle Re, Ltd., Series 2021-2, Class M1C, 8.019% (SOFR30A + 345 bps), 4/25/34 (144A)	3,209,500
5,533,027(a)	Eagle Re, Ltd., Series 2023-1, Class M1A, 6.56% (SOFR30A + 200 bps), 9/26/33 (144A)	5,557,274
6,770,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.51% (SOFR30A + 395 bps), 9/26/33 (144A)	6,989,452
41,669(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2106, Class F, 5.162% (SOFR30A + 56 bps), 12/15/28	41,539
23,178(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2122, Class FD, 5.062% (SOFR30A + 46 bps), 2/15/29	23,128
1,277(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2156, Class FQ, 5.062% (SOFR30A + 46 bps), 5/15/29	1,276
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2434

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
28,461(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2186, Class FY, 5.312% (SOFR30A + 71 bps), 4/15/28	$ 28,476
14,534(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2368, Class AF, 5.662% (SOFR30A + 106 bps), 10/15/31	13,952
15,009(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2377, Class FE, 5.312% (SOFR30A + 71 bps), 11/15/31	14,960
36,002(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2411, Class FR, 5.312% (SOFR30A + 71 bps), 6/15/31	35,913
37,608(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2432, Class FH, 5.412% (SOFR30A + 81 bps), 3/15/32	37,628
84,153(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2439, Class F, 5.712% (SOFR30A + 111 bps), 3/15/32	84,883
112,192(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2470, Class AF, 5.712% (SOFR30A + 111 bps), 3/15/32	113,184
71,099(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2471, Class FD, 5.712% (SOFR30A + 111 bps), 3/15/32	71,716
25,922(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2498, Class FQ, 5.312% (SOFR30A + 71 bps), 9/15/32	25,794
23,629(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2543, Class EF, 5.062% (SOFR30A + 46 bps), 12/15/32	23,495
134,501(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2551, Class FD, 5.112% (SOFR30A + 51 bps), 1/15/33	133,752
86,596(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2567, Class FJ, 5.112% (SOFR30A + 51 bps), 2/15/33	85,950
37,162(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2577, Class FA, 5.262% (SOFR30A + 66 bps), 2/15/33	36,930
3,159(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2585, Class FD, 5.212% (SOFR30A + 61 bps), 12/15/32	3,134
35Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
46,819(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2614, Class FV, 6.297% (SOFR30A + 161 bps), 5/15/33	$ 47,782
64,394(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2631, Class FC, 5.112% (SOFR30A + 51 bps), 6/15/33	63,981
34,844(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2711, Class FA, 5.712% (SOFR30A + 111 bps), 11/15/33	35,243
35,041(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2916, Class NF, 4.962% (SOFR30A + 36 bps), 1/15/35	34,857
151,090(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2976, Class LF, 5.052% (SOFR30A + 45 bps), 5/15/35	149,035
17,749(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3012, Class FE, 4.962% (SOFR30A + 36 bps), 8/15/35	17,700
29,918(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3042, Class PF, 4.962% (SOFR30A + 36 bps), 8/15/35	29,760
28,242(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3067, Class FA, 5.062% (SOFR30A + 46 bps), 11/15/35	27,849
15,438(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3102, Class FG, 5.012% (SOFR30A + 41 bps), 1/15/36	15,259
58,911(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class EF, 5.062% (SOFR30A + 46 bps), 2/15/36	58,133
118,396(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class FE, 5.012% (SOFR30A + 41 bps), 2/15/36	116,741
49,427(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3122, Class FP, 5.012% (SOFR30A + 41 bps), 3/15/36	48,986
30,158(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3147, Class PF, 5.012% (SOFR30A + 41 bps), 4/15/36	29,887
110,777(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3173, Class FC, 5.132% (SOFR30A + 53 bps), 6/15/36	108,962
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2436

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
230,940(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3175, Class FE, 5.022% (SOFR30A + 42 bps), 6/15/36	$ 226,965
138,427(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3181, Class HF, 5.212% (SOFR30A + 61 bps), 7/15/36	137,129
13,730(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3191, Class FE, 5.112% (SOFR30A + 51 bps), 7/15/36	13,566
104,913(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3221, Class FW, 5.132% (SOFR30A + 53 bps), 9/15/36	103,591
35,210(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3222, Class FN, 5.112% (SOFR30A + 51 bps), 9/15/36	34,754
111,046(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class EF, 5.062% (SOFR30A + 46 bps), 11/15/36	109,313
55,515(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class FB, 5.062% (SOFR30A + 46 bps), 11/15/36	54,678
94,856(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3247, Class FA, 4.962% (SOFR30A + 36 bps), 8/15/36	92,650
162,334(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3266, Class F, 5.012% (SOFR30A + 41 bps), 1/15/37	158,621
77,532(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3307, Class FT, 4.952% (SOFR30A + 35 bps), 7/15/34	76,128
7,823(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3315, Class F, 5.052% (SOFR30A + 45 bps), 5/15/37	7,685
232,024(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3373, Class FB, 5.292% (SOFR30A + 69 bps), 10/15/37	230,376
26,333(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3376, Class FM, 5.332% (SOFR30A + 73 bps), 10/15/37	26,191
85,476(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3560, Class FA, 5.962% (SOFR30A + 136 bps), 5/15/37	87,115
37Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
145,023(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3610, Class FA, 5.412% (SOFR30A + 81 bps), 12/15/39	$ 144,800
33,520(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3708, Class PF, 5.062% (SOFR30A + 46 bps), 7/15/40	33,405
11,543(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3867, Class FD, 5.062% (SOFR30A + 46 bps), 5/15/41	11,415
3,130(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3914, Class LF, 4.912% (SOFR30A + 31 bps), 8/15/26	3,127
18,873(a)	Federal Home Loan Mortgage Corp. REMICs, Series 4056, Class QF, 5.062% (SOFR30A + 46 bps), 12/15/41	18,692
2,956,806(c)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-1, Class M, 4.75%, 5/25/57	2,855,811
2,570,632(c)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, 10/25/58	2,475,992
3,548,225(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class M2, 6.219% (SOFR30A + 165 bps), 1/25/34 (144A)	3,572,194
401,325(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA6, Class M1, 5.369% (SOFR30A + 80 bps), 10/25/41 (144A)	401,108
3,250,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA6, Class M2, 6.069% (SOFR30A + 150 bps), 10/25/41 (144A)	3,269,340
3,818,346(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class M1, 5.419% (SOFR30A + 85 bps), 11/25/41 (144A)	3,813,060
6,190,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class M2, 6.369% (SOFR30A + 180 bps), 11/25/41 (144A)	6,247,984
4,700,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class M2, 6.669% (SOFR30A + 210 bps), 9/25/41 (144A)	4,732,171
23,537,602(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA4, Class M1, 5.519% (SOFR30A + 95 bps), 12/25/41 (144A)	23,537,668
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2438

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
7,081,817(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class M1A, 5.569% (SOFR30A + 100 bps), 1/25/42 (144A)	$ 7,084,348
18,900,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class M2, 7.069% (SOFR30A + 250 bps), 1/25/42 (144A)	19,241,438
1,292,130(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA6, Class M1A, 6.719% (SOFR30A + 215 bps), 9/25/42 (144A)	1,304,371
2,586,374(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-HQA1, Class M1A, 6.669% (SOFR30A + 210 bps), 3/25/42 (144A)	2,606,076
2,189,341(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-HQA3, Class M1A, 6.869% (SOFR30A + 230 bps), 8/25/42 (144A)	2,237,048
7,189,815(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-DNA1, Class M1A, 6.66% (SOFR30A + 210 bps), 3/25/43 (144A)	7,293,594
1,900,815(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-HQA1, Class M1A, 6.569% (SOFR30A + 200 bps), 5/25/43 (144A)	1,925,146
3,894,796(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-HQA2, Class M1A, 6.569% (SOFR30A + 200 bps), 6/25/43 (144A)	3,917,641
3,095,141(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA1, Class M1, 5.919% (SOFR30A + 135 bps), 2/25/44 (144A)	3,100,146
8,628,975(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA2, Class A1, 5.819% (SOFR30A + 125 bps), 5/25/44 (144A)	8,661,108
19,980,288(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class A1, 5.619% (SOFR30A + 105 bps), 10/25/44 (144A)	20,021,343
3,921,645(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class M1, 5.569% (SOFR30A + 100 bps), 10/25/44 (144A)	3,921,904
18,222,912(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA1, Class A1, 5.819% (SOFR30A + 125 bps), 3/25/44 (144A)	18,294,796
17,332,333(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class A1, 5.819% (SOFR30A + 125 bps), 8/25/44 (144A)	17,403,129
39Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
7,544,795(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class M1, 5.769% (SOFR30A + 120 bps), 8/25/44 (144A)	$ 7,552,541
55,635(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 237, Class F14, 5.112% (SOFR30A + 51 bps), 5/15/36	54,930
52,465(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 239, Class F29, 4.962% (SOFR30A + 36 bps), 8/15/36	51,666
226,808(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 239, Class F30, 5.012% (SOFR30A + 41 bps), 8/15/36	223,791
63,389(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 244, Class F22, 5.062% (SOFR30A + 46 bps), 12/15/36	62,506
4,845,000(a)	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2017-HQA2, Class M2B, 7.333% (SOFR30A + 276 bps), 12/25/29	4,975,152
1,969,838(a)	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2, 7.133% (SOFR30A + 256 bps), 12/25/42	1,995,014
7,265,334(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C04, Class 2M2C, 7.533% (SOFR30A + 296 bps), 11/25/29	7,521,069
2,431,022(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C06, Class 2M2C, 7.649% (SOFR30A + 291 bps), 2/25/30	2,516,682
3,948,389(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2018-C04, Class 2M2, 7.233% (SOFR30A + 266 bps), 12/25/30	4,053,408
1,933(a)	Federal National Mortgage Association REMICs, Series 1997-46, Class FA, 5.215% (SOFR30A + 61 bps), 7/18/27	1,919
71(a)	Federal National Mortgage Association REMICs, Series 1998-21, Class F, 4.61% (1 Year CMT Index + 35 bps), 3/25/28	71
16,086(a)	Federal National Mortgage Association REMICs, Series 2000-47, Class FD, 5.233% (SOFR30A + 66 bps), 12/25/30	16,033
57,335(a)	Federal National Mortgage Association REMICs, Series 2001-35, Class F, 5.283% (SOFR30A + 71 bps), 7/25/31	57,160
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2440

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
19,594(a)	Federal National Mortgage Association REMICs, Series 2001-37, Class F, 5.183% (SOFR30A + 61 bps), 8/25/31	$ 19,543
118,483(a)	Federal National Mortgage Association REMICs, Series 2001-50, Class FQ, 5.283% (SOFR30A + 71 bps), 11/25/31	118,122
52,133(a)	Federal National Mortgage Association REMICs, Series 2001-65, Class F, 5.283% (SOFR30A + 71 bps), 11/25/31	52,096
33,671(a)	Federal National Mortgage Association REMICs, Series 2001-69, Class FA, 5.283% (SOFR30A + 71 bps), 7/25/31	33,557
57,533(a)	Federal National Mortgage Association REMICs, Series 2001-72, Class FB, 5.583% (SOFR30A + 101 bps), 12/25/31	57,820
20,436(a)	Federal National Mortgage Association REMICs, Series 2001-81, Class FL, 5.365% (SOFR30A + 76 bps), 1/18/32	20,437
44,109(a)	Federal National Mortgage Association REMICs, Series 2002-1, Class FC, 5.383% (SOFR30A + 81 bps), 1/25/32	44,152
90,779(a)	Federal National Mortgage Association REMICs, Series 2002-13, Class FD, 5.583% (SOFR30A + 101 bps), 3/25/32	91,186
55,189(a)	Federal National Mortgage Association REMICs, Series 2002-34, Class FA, 5.215% (SOFR30A + 61 bps), 5/18/32	55,163
65,889(a)	Federal National Mortgage Association REMICs, Series 2002-56, Class FN, 5.683% (SOFR30A + 111 bps), 7/25/32	66,465
23,828(a)	Federal National Mortgage Association REMICs, Series 2002-58, Class FD, 5.283% (SOFR30A + 71 bps), 8/25/32	23,776
44,895(a)	Federal National Mortgage Association REMICs, Series 2002-77, Class F, 5.283% (SOFR30A + 71 bps), 12/25/32	44,870
32,456(a)	Federal National Mortgage Association REMICs, Series 2002-82, Class FB, 5.183% (SOFR30A + 61 bps), 12/25/32	32,291
43,012(a)	Federal National Mortgage Association REMICs, Series 2002-90, Class FH, 5.183% (SOFR30A + 61 bps), 9/25/32	42,692
41Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
22,627(a)	Federal National Mortgage Association REMICs, Series 2002-92, Class FB, 5.333% (SOFR30A + 76 bps), 4/25/30	$ 22,662
45,377(a)	Federal National Mortgage Association REMICs, Series 2002-93, Class FH, 5.183% (SOFR30A + 61 bps), 1/25/33	45,223
78,552(a)	Federal National Mortgage Association REMICs, Series 2003-107, Class FD, 5.183% (SOFR30A + 61 bps), 11/25/33	78,254
120,532(a)	Federal National Mortgage Association REMICs, Series 2003-31, Class FM, 5.183% (SOFR30A + 61 bps), 4/25/33	120,098
46,486(a)	Federal National Mortgage Association REMICs, Series 2003-42, Class JF, 5.183% (SOFR30A + 61 bps), 5/25/33	46,143
37,040(a)	Federal National Mortgage Association REMICs, Series 2003-7, Class FA, 5.433% (SOFR30A + 86 bps), 2/25/33	37,111
37,043(a)	Federal National Mortgage Association REMICs, Series 2003-8, Class FJ, 5.033% (SOFR30A + 46 bps), 2/25/33	36,977
83,256(a)	Federal National Mortgage Association REMICs, Series 2004-52, Class FW, 5.083% (SOFR30A + 51 bps), 7/25/34	82,602
20,730(a)	Federal National Mortgage Association REMICs, Series 2004-54, Class FN, 5.133% (SOFR30A + 56 bps), 7/25/34	20,613
77,668(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class KT, 4.983% (SOFR30A + 41 bps), 10/25/35	76,676
73,505(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class LF, 4.993% (SOFR30A + 42 bps), 2/25/35	73,054
51,063(a)	Federal National Mortgage Association REMICs, Series 2006-104, Class GF, 5.003% (SOFR30A + 43 bps), 11/25/36	50,358
13,778(a)	Federal National Mortgage Association REMICs, Series 2006-11, Class FB, 4.983% (SOFR30A + 41 bps), 3/25/36	13,601
24,609(a)	Federal National Mortgage Association REMICs, Series 2006-115, Class BF, 4.923% (SOFR30A + 35 bps), 12/25/36	24,149
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2442

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
57,557(a)	Federal National Mortgage Association REMICs, Series 2006-34, Class FA, 4.993% (SOFR30A + 42 bps), 5/25/36	$ 56,674
93,818(a)	Federal National Mortgage Association REMICs, Series 2006-42, Class CF, 5.133% (SOFR30A + 56 bps), 6/25/36	92,948
35,041(a)	Federal National Mortgage Association REMICs, Series 2006-56, Class FC, 4.973% (SOFR30A + 40 bps), 7/25/36	34,664
9,722(a)	Federal National Mortgage Association REMICs, Series 2006-70, Class BF, 5.233% (SOFR30A + 66 bps), 8/25/36	9,609
20,027(a)	Federal National Mortgage Association REMICs, Series 2006-82, Class F, 5.253% (SOFR30A + 68 bps), 9/25/36	19,891
18,884(a)	Federal National Mortgage Association REMICs, Series 2007-100, Class YF, 5.233% (SOFR30A + 66 bps), 10/25/37	18,720
27,670(a)	Federal National Mortgage Association REMICs, Series 2007-103, Class AF, 5.683% (SOFR30A + 111 bps), 3/25/37	27,990
27,304(a)	Federal National Mortgage Association REMICs, Series 2007-110, Class FA, 5.303% (SOFR30A + 73 bps), 12/25/37	27,080
37,913(a)	Federal National Mortgage Association REMICs, Series 2007-13, Class FA, 4.933% (SOFR30A + 36 bps), 3/25/37	36,932
185,188(a)	Federal National Mortgage Association REMICs, Series 2007-2, Class FT, 4.933% (SOFR30A + 36 bps), 2/25/37	180,811
28,517(a)	Federal National Mortgage Association REMICs, Series 2007-41, Class FA, 5.083% (SOFR30A + 51 bps), 5/25/37	28,093
114,807(a)	Federal National Mortgage Association REMICs, Series 2007-50, Class FN, 4.923% (SOFR30A + 35 bps), 6/25/37	112,853
9,725(a)	Federal National Mortgage Association REMICs, Series 2007-57, Class FA, 4.913% (SOFR30A + 34 bps), 6/25/37	9,590
32,462(a)	Federal National Mortgage Association REMICs, Series 2007-58, Class FA, 4.933% (SOFR30A + 36 bps), 6/25/37	31,788
43Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
17,300(a)	Federal National Mortgage Association REMICs, Series 2007-66, Class FB, 5.083% (SOFR30A + 51 bps), 7/25/37	$ 17,254
69,605(a)	Federal National Mortgage Association REMICs, Series 2007-7, Class FJ, 4.883% (SOFR30A + 31 bps), 2/25/37	68,180
106,615(a)	Federal National Mortgage Association REMICs, Series 2007-85, Class FG, 5.183% (SOFR30A + 61 bps), 9/25/37	104,427
139,594(a)	Federal National Mortgage Association REMICs, Series 2007-91, Class FB, 5.283% (SOFR30A + 71 bps), 10/25/37	138,727
44,972(a)	Federal National Mortgage Association REMICs, Series 2007-92, Class OF, 5.253% (SOFR30A + 68 bps), 9/25/37	44,516
26,172(a)	Federal National Mortgage Association REMICs, Series 2007-93, Class FD, 5.233% (SOFR30A + 66 bps), 9/25/37	25,882
13,429(a)	Federal National Mortgage Association REMICs, Series 2007-98, Class FD, 5.133% (SOFR30A + 56 bps), 6/25/37	13,264
16,735(a)	Federal National Mortgage Association REMICs, Series 2008-6, Class FA, 5.383% (SOFR30A + 81 bps), 2/25/38	16,693
75,940(a)	Federal National Mortgage Association REMICs, Series 2008-88, Class FA, 5.903% (SOFR30A + 133 bps), 10/25/38	77,330
44,388(a)	Federal National Mortgage Association REMICs, Series 2009-113, Class FB, 5.233% (SOFR30A + 66 bps), 1/25/40	44,063
20,910(a)	Federal National Mortgage Association REMICs, Series 2010-43, Class FD, 5.283% (SOFR30A + 71 bps), 5/25/40	20,770
79,206(a)	Federal National Mortgage Association REMICs, Series 2010-43, Class IF, 5.183% (SOFR30A + 61 bps), 5/25/40	78,410
73,888(a)	Federal National Mortgage Association REMICs, Series 2012-40, Class PF, 5.183% (SOFR30A + 61 bps), 4/25/42	72,924
768,495(a)	Federal National Mortgage Association Trust, Series 2003-W6, Class F, 5.033% (SOFR30A + 46 bps), 9/25/42	763,747
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2444

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
253,022(a)	Federal National Mortgage Association Trust, Series 2005-W3, Class 2AF, 4.903% (SOFR30A + 33 bps), 3/25/45	$ 250,644
22,837(c)	Federal National Mortgage Association Trust, Series 2005-W3, Class 3A, 4.558%, 4/25/45	22,316
25,499(c)	Federal National Mortgage Association Trust, Series 2005-W4, Class 3A, 4.832%, 6/25/45	25,161
225,444(a)	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, 4.943% (SOFR30A + 37 bps), 11/25/46	223,266
4,234(a)	Government National Mortgage Association, Series 2003-7, Class FB, 4.712% (1 Month Term SOFR + 31 bps), 1/16/33	4,221
166,789(a)	Government National Mortgage Association, Series 2005-16, Class FA, 4.735% (1 Month Term SOFR + 36 bps), 2/20/35	165,499
168,412(a)	Government National Mortgage Association, Series 2005-3, Class FC, 4.762% (1 Month Term SOFR + 36 bps), 1/16/35	167,622
61,742(a)	Government National Mortgage Association, Series 2008-69, Class FA, 4.985% (1 Month Term SOFR + 61 bps), 8/20/38	61,788
60,903(a)	Government National Mortgage Association, Series 2009-66, Class UF, 5.512% (1 Month Term SOFR + 111 bps), 8/16/39	61,401
42,526(a)	Government National Mortgage Association, Series 2009-92, Class FJ, 5.192% (1 Month Term SOFR + 79 bps), 10/16/39	42,491
16,417,640(a)	GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, 6.169% (SOFR30A + 160 bps), 8/25/54 (144A)	16,487,917
5,796,582(a)	Home Re, Ltd., Series 2021-1, Class M2, 7.525% (SOFR30A + 296 bps), 7/25/33 (144A)	5,836,809
3,169,227(a)	Home Re, Ltd., Series 2023-1, Class M1A, 6.71% (SOFR30A + 215 bps), 10/25/33 (144A)	3,174,917
3,328,961	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	3,134,425
1,867,435(c)	JP Morgan Mortgage Trust, Series 2014-IVR3, Class B4, 6.437%, 9/25/44 (144A)	1,838,737
6,192,359(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 5.203% (1 Month Term SOFR + 86 bps), 4/25/46 (144A)	6,124,086
45Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,014,829(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A3, 5.203% (1 Month Term SOFR + 86 bps), 4/25/46 (144A)	$ 989,169
6,593,980(c)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B1, 6.225%, 4/25/46 (144A)	6,436,572
6,236,742(c)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B2, 6.225%, 4/25/46 (144A)	6,066,679
567,498(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 4.953% (1 Month Term SOFR + 61 bps), 5/25/33 (144A)	555,993
1,473,958(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B1, 5.586%, 5/25/33 (144A)	1,444,468
1,373,962(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B2, 5.586%, 5/25/33 (144A)	1,344,527
1,059,204(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B3, 5.586%, 5/25/33 (144A)	1,030,632
79,172(c)	JP Morgan Trust, Series 2015-1, Class 1A14, 6.212%, 12/25/44 (144A)	78,498
2,834,489(a)	JPMorgan Chase Bank N.A. - CHASE, Series 2019-CL1, Class M1, 5.803% (1 Month Term SOFR + 146 bps), 4/25/47 (144A)	2,813,048
5,074,707(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M1, 5.869% (SOFR30A + 130 bps), 3/25/51 (144A)	4,935,766
4,490,000(e)	LHOME Mortgage Trust, Series 2024-RTL2, Class A1, 7.128%, 3/25/29 (144A)	4,547,652
2,949(c)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 6.376%, 1/25/29	2,884
267,903(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 5.093% (1 Month Term SOFR + 75 bps), 1/25/29	234,090
81,185(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-B, Class A2, 5.402% (6 Month Term SOFR + 97 bps), 5/25/29	78,553
7,584(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-C, Class A2B, 5.70% (6 Month Term SOFR + 143 bps), 7/25/29	7,473
16,406(c)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-D, Class A3, 6.943%, 9/25/29	15,772
1,390,000(e)	MFA Trust, Series 2024-RTL1, Class A1, 7.093%, 2/25/29 (144A)	1,399,247
2,564,000(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class B4, 6.38%, 6/25/44 (144A)	2,465,148
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2446

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
5,478,123(a)	New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 5.953% (1 Month Term SOFR + 161 bps), 6/25/57 (144A)	$ 5,568,080
3,500,000(a)	Oaktown Re VII, Ltd., Series 2021-2, Class M1B, 7.469% (SOFR30A + 290 bps), 4/25/34 (144A)	3,549,989
2,407,081	Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00%, 2/25/37 (144A)	2,331,507
2,300,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M1, 3.00%, 2/25/37 (144A)	2,132,134
1,020,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M2, 3.00%, 2/25/37 (144A)	933,299
5,639,942(c)	Onity Loan Investment Trust, Series 2024-HB2, Class A, 5.00%, 8/25/37 (144A)	5,623,019
5,820,938(a)	Radnor Re, Ltd., Series 2021-1, Class M1C, 7.269% (SOFR30A + 270 bps), 12/27/33 (144A)	5,860,133
1,790,000(a)	Radnor Re, Ltd., Series 2021-1, Class M2, 7.719% (SOFR30A + 315 bps), 12/27/33 (144A)	1,817,486
9,630,094(a)	Radnor Re, Ltd., Series 2021-2, Class M1B, 8.269% (SOFR30A + 370 bps), 11/25/31 (144A)	9,832,903
7,855,844(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 7.26% (SOFR30A + 270 bps), 7/25/33 (144A)	7,926,113
6,169,081(a)	Radnor Re, Ltd., Series 2024-1, Class M1A, 6.56% (SOFR30A + 200 bps), 9/25/34 (144A)	6,175,764
252,927(a)	Radnor RE, Ltd., Series 2022-1, Class M1A, 8.319% (SOFR30A + 375 bps), 9/25/32 (144A)	254,039
807,933(a)	RESI Finance LP, Series 2003-CB1, Class B3, 6.042% (1 Month Term SOFR + 156 bps), 6/10/35 (144A)	660,638
6,475,094(c)	Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.306%, 3/25/54 (144A)	6,519,564
5,395,561(a)	STACR Trust, Series 2018-HRP1, Class B1, 8.433% (SOFR30A + 386 bps), 4/25/43 (144A)	5,560,717
1,051,089(a)	Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.053% (1 Month Term SOFR + 71 bps), 2/25/57 (144A)	1,097,250
933,590(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class A1, 5.453% (1 Month Term SOFR + 111 bps), 10/25/48 (144A)	943,776
2,701,473	Towd Point Mortgage Trust, Series 2020-4, Class XA, 3.25%, 10/25/60 (144A)	2,612,763
8,814,205(c)	Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.125%, 2/25/64 (144A)	8,879,257
47Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
8,941,649(a)	Triangle Re, Ltd., Series 2021-3, Class M1B, 7.469% (SOFR30A + 290 bps), 2/25/34 (144A)	$ 9,030,774
13,214,560(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.969% (SOFR30A + 340 bps), 11/25/33 (144A)	13,416,178
	Total Collateralized Mortgage Obligations (Cost $653,762,017)	$656,920,452

	Commercial Mortgage-Backed Securities—7.6% of Net Assets
11,265,010(a)	ACRES Commercial Realty, Ltd., Series 2021-FL1, Class A, 5.696% (1 Month Term SOFR + 131 bps), 6/15/36 (144A)	$ 11,203,492
5,691,039(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class A, 5.582% (1 Month Term SOFR + 118 bps), 8/15/34 (144A)	5,679,760
6,474,486(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class A, 5.862% (1 Month Term SOFR + 146 bps), 11/15/36 (144A)	6,475,418
10,649,438(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class A, 6.048% (SOFR30A + 145 bps), 1/15/37 (144A)	10,647,202
10,275,617(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class A, 6.247% (1 Month Term SOFR + 185 bps), 5/15/37 (144A)	10,281,639
1,430,610(a)	AREIT Trust, Series 2021-CRE5, Class A, 5.576% (1 Month Term SOFR + 119 bps), 11/17/38 (144A)	1,428,254
15,530,000(a)	AREIT, Ltd., Series 2024-CRE9, Class A, 6.084% (1 Month Term SOFR + 169 bps), 5/17/41 (144A)	15,538,883
14,030,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2024-NASH, Class A, 6.398% (1 Month Term SOFR + 200 bps), 5/15/39 (144A)	14,111,934
99,565,000(c)(f)	BAMLL Commercial Mortgage Securities Trust, Series 2024-NASH, Class XCP, 1.386%, 5/15/39 (144A)	505,412
1,889,174(a)	BDS LLC, Series 2022-FL11, Class ATS, 6.166% (1 Month Term SOFR + 180 bps), 3/19/39 (144A)	1,890,384
4,530,000(a)	BDS LLC, Series 2024-FL13, Class A, 5.943% (1 Month Term SOFR + 158 bps), 9/19/39 (144A)	4,541,207
9,920,000(a)	BSPRT Issuer LLC, Series 2024-FL11, Class A, 6.035% (1 Month Term SOFR + 164 bps), 7/15/39 (144A)	9,947,877
2,115,343(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class A, 6.098% (SOFR30A + 150 bps), 2/15/37 (144A)	2,112,091
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2448

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
11,400,086(a)	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 5.782% (1 Month Term SOFR + 139 bps), 12/15/38 (144A)	$ 11,385,836
3,500,000(a)	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, 5.908% (1 Month Term SOFR + 151 bps), 10/15/38 (144A)	3,491,250
13,600,000(a)	BX Commercial Mortgage Trust, Series 2024-AIRC, Class A, 6.088% (1 Month Term SOFR + 169 bps), 8/15/39 (144A)	13,693,625
10,710,000(a)	BX Commercial Mortgage Trust, Series 2024-SLCT, Class A, 5.77% (1 Month Term SOFR + 132 bps), 1/15/42 (144A)	10,693,281
5,080,000(a)	BX Commercial Mortgage Trust, Series 2024-SLCT, Class E, 7.837% (1 Month Term SOFR + 339 bps), 1/15/42 (144A)	5,070,485
8,000,000(a)	BXP Trust, Series 2017-CQHP, Class B, 5.545% (1 Month Term SOFR + 115 bps), 11/15/34 (144A)	5,576,096
2,171,167(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class B, 5.662% (1 Month Term SOFR + 126 bps), 6/15/31 (144A)	2,078,802
7,500,000(a)	CLNY Trust, Series 2019-IKPR, Class B, 6.325% (1 Month Term SOFR + 184 bps), 11/15/38 (144A)	7,162,500
14,000,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 6.238% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	14,000,455
621,818(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 6.569% (SOFR30A + 200 bps), 1/25/51 (144A)	618,856
14,209,292(a)	FS Rialto, Series 2021-FL3, Class A, 5.762% (1 Month Term SOFR + 136 bps), 11/16/36 (144A)	14,169,253
7,484,009(a)	FS Rialto Issuer LLC, Series 2022-FL4, Class A, 6.503% (SOFR30A + 190 bps), 1/19/39 (144A)	7,446,719
23,030,000(a)	FS Rialto Issuer LLC, Series 2024-FL9, Class A, 5.997% (1 Month Term SOFR + 163 bps), 10/19/39 (144A)	22,975,050
8,720,000(a)	GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 5.595% (1 Month Term SOFR + 120 bps), 7/15/31 (144A)	7,257,656
10,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 5.77% (1 Month Term SOFR + 136 bps), 12/15/36 (144A)	9,940,220
49Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
5,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 7.17% (1 Month Term SOFR + 276 bps), 12/15/36 (144A)	$ 4,768,817
1,100,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 8.062% (1 Month Term SOFR + 366 bps), 10/15/36 (144A)	1,091,888
10,190,000(a)	HIH Trust, Series 2024-61P, Class A, 6.239% (1 Month Term SOFR + 184 bps), 10/15/41 (144A)	10,244,101
3,980,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.938% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	3,981,245
5,470,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class B, 6.338% (1 Month Term SOFR + 194 bps), 5/15/37 (144A)	5,470,000
1,000,000(c)	HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.088%, 5/10/39 (144A)	1,017,826
4,515,000(c)	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198%, 5/10/39 (144A)	4,607,933
3,460,000(a)	HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, 6.239% (1 Month Term SOFR + 184 bps), 9/15/41 (144A)	3,462,140
5,700,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 6.605% (1 Month Term SOFR + 221 bps), 7/15/36 (144A)	5,575,340
5,760,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-HTL5, Class B, 6.177% (1 Month Term SOFR + 178 bps), 11/15/38 (144A)	5,724,000
2,200,000(c)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class B, 5.797%, 10/5/39 (144A)	2,210,808
4,000,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class CFL, 6.415% (1 Month Term SOFR + 189 bps), 7/5/33 (144A)	3,302,276
3,600,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C, 6.612% (1 Month Term SOFR + 221 bps), 9/15/29 (144A)	3,131,641
6,735,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class A, 6.132% (1 Month Term SOFR + 173 bps), 10/15/33 (144A)	6,667,650
3,055,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class A4, 3.611%, 5/15/48	3,040,604
11,952,550(a)	KREF, Ltd., Series 2022-FL3, Class A, 5.816% (1 Month Term SOFR + 145 bps), 2/17/39 (144A)	11,930,665
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2450

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
3,525,992(a)	LoanCore Issuer, Ltd., Series 2021-CRE5, Class A, 5.812% (1 Month Term SOFR + 141 bps), 7/15/36 (144A)	$ 3,522,919
13,810,563(a)	LoanCore Issuer, Ltd., Series 2022-CRE7, Class A, 6.148% (SOFR30A + 155 bps), 1/17/37 (144A)	13,806,916
7,788,000(a)	MCR Mortgage Trust, Series 2024-HF1, Class A, 6.19% (1 Month Term SOFR + 179 bps), 12/15/41 (144A)	7,826,923
5,581,835(a)	MCR Mortgage Trust, Series 2024-HTL, Class B, 6.806% (1 Month Term SOFR + 241 bps), 2/15/37 (144A)	5,609,707
4,330,000	MCR Mortgage Trust, Series 2024-TWA, Class A, 5.924%, 6/12/39 (144A)	4,368,549
13,870,000(a)	MF1, Series 2024-FL15, Class A, 6.063% (1 Month Term SOFR + 169 bps), 8/18/41 (144A)	13,872,483
18,850,000(a)	MF1, Series 2024-FL16, Class A, 5.916% (1 Month Term SOFR + 154 bps), 11/18/29 (144A)	18,844,609
13,801,000(a)	MF1 LLC, Series 2024-FL14, Class A, 6.103% (1 Month Term SOFR + 174 bps), 3/19/39 (144A)	13,817,892
1,903,550(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 5.346% (1 Month Term SOFR + 96 bps), 7/15/36 (144A)	1,897,621
9,900,000(a)	MF1, Ltd., Series 2021-FL6, Class AS, 5.94% (1 Month Term SOFR + 156 bps), 7/16/36 (144A)	9,900,232
13,127,559(a)	MF1, Ltd., Series 2021-FL7, Class A, 5.57% (1 Month Term SOFR + 119 bps), 10/16/36 (144A)	13,081,678
18,315,442(a)	MF1, Ltd., Series 2022-FL8, Class A, 5.716% (1 Month Term SOFR + 135 bps), 2/19/37 (144A)	18,267,162
8,500,000(a)	Morgan Stanley Capital I Trust, Series 2017-ASHF, Class B, 5.945% (1 Month Term SOFR + 155 bps), 11/15/34 (144A)	8,393,835
7,980,000(a)	Morgan Stanley Capital I Trust, Series 2018-BOP, Class B, 5.695% (1 Month Term SOFR + 130 bps), 8/15/33 (144A)	5,299,110
6,300,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 6.277% (1 Month Term SOFR + 188 bps), 7/15/36 (144A)	5,333,547
2,761,005(a)	PFP, Ltd., Series 2024-11, Class A, 6.315% (1 Month Term SOFR + 183 bps), 9/17/39 (144A)	2,766,503
494,812(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A, 5.403% (1 Month Term SOFR + 106 bps), 7/25/36 (144A)	492,616
51Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
2,175,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class D, 6.853% (1 Month Term SOFR + 251 bps), 7/25/36 (144A)	$ 2,165,275
1,519,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class E, 7.353% (1 Month Term SOFR + 301 bps), 7/25/36 (144A)	1,507,208
4,825,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.403% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	4,804,969
4,385,004(a)	Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class A, 6.219% (SOFR30A + 165 bps), 1/25/37 (144A)	4,380,903
3,255,240(a)	Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, 6.713% (1 Month Term SOFR + 237 bps), 10/25/39 (144A)	3,263,374
18,840,000(a)	SHR Trust, Series 2024-LXRY, Class A, 6.347% (1 Month Term SOFR + 195 bps), 10/15/41 (144A)	18,975,318
5,804,016(c)	THPT Mortgage Trust, Series 2023-THL, Class A, 6.994%, 12/10/34 (144A)	5,928,379
5,483,876(a)	TRTX Issuer, Ltd., Series 2019-FL3, Class C, 6.596% (1 Month Term SOFR + 221 bps), 10/15/34 (144A)	5,462,609
2,468,257(a)	TRTX Issuer, Ltd., Series 2022-FL5, Class A, 6.032% (1 Month Term SOFR + 165 bps), 2/15/39 (144A)	2,455,607
6,000,000(a)	TX Trust, Series 2024-HOU, Class A, 5.988% (1 Month Term SOFR + 159 bps), 6/15/39 (144A)	5,985,088
1,957,779(c)	Velocity Commercial Capital Loan Trust, Series 2023-1, Class A, 6.47%, 1/25/53 (144A)	1,957,690
4,512,305(c)	Velocity Commercial Capital Loan Trust, Series 2024-1, Class A, 6.55%, 1/25/54 (144A)	4,528,606
3,949,072(c)	Velocity Commercial Capital Loan Trust, Series 2024-2, Class A, 6.58%, 4/25/54 (144A)	3,971,570
12,800,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 5.768% (1 Month Term SOFR + 137 bps), 12/15/34 (144A)	7,260,315
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2452

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
8,715,248(a)(g)	XCALI Mortgage Trust, Series 2019-1, Class A, 8.417% (1 Month Term SOFR + 386 bps), 11/6/23 (144A)	$ 871,525
1,639,376(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 7.923% (1 Month Term SOFR + 337 bps), 10/15/23 (144A)	1,643,489
	Total Commercial Mortgage-Backed Securities (Cost $550,502,805)	$528,414,798

	Corporate Bonds — 32.4% of Net Assets
	Aerospace & Defense — 0.1%
8,431,000(a)	General Electric Co., 5.196% (3 Month Term SOFR + 64 bps), 5/5/26	$ 8,445,914
	Total Aerospace & Defense	$8,445,914

	Agriculture — 0.2%
4,000,000	BAT International Finance Plc, 3.95%, 6/15/25 (144A)	$ 3,982,383
8,566,000	Reynolds American, Inc., 4.45%, 6/12/25	8,542,118
	Total Agriculture	$12,524,501

	Airlines — 0.2%
3,423,556	United Airlines Pass-Through Trust, 4.30%, 8/15/25	$ 3,404,696
3,200,000	United Airlines Pass-Through Trust, 4.875%, 1/15/26	3,194,808
5,057,461	US Airways Pass-Through Trust, 3.95%, 11/15/25	5,006,502
	Total Airlines	$11,606,006

	Auto Manufacturers — 3.3%
8,000,000(a)	American Honda Finance Corp., 4.867% (SOFR + 45 bps), 6/13/25	$ 8,006,298
16,000,000(a)	American Honda Finance Corp., 5.055% (SOFR + 55 bps), 5/11/26	15,998,408
15,670,000(a)	American Honda Finance Corp., 5.19% (SOFR + 77 bps), 3/12/27	15,726,845
9,600,000(a)	American Honda Finance Corp., 5.369% (SOFR + 71 bps), 1/9/26	9,624,994
9,300,000(a)	American Honda Finance Corp., 5.565% (SOFR + 92 bps), 1/12/26	9,338,952
13,250,000(a)	BMW US Capital LLC, 4.944% (SOFR + 55 bps), 4/2/26 (144A)	13,259,661
11,890,000(a)	BMW US Capital LLC, 5.414% (SOFR + 92 bps), 8/13/27 (144A)	11,927,688
53Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
10,220,000	Daimler Truck Finance North America LLC, 3.50%, 4/7/25 (144A)	$ 10,183,657
6,400,000(a)	Daimler Truck Finance North America LLC, 5.357% (SOFR + 96 bps), 9/25/27 (144A)	6,420,939
14,060,000(a)	General Motors Financial Co., Inc., 5.687% (SOFR + 105 bps), 7/15/27	14,096,845
10,200,000(a)	General Motors Financial Co., Inc., 5.856% (SOFR + 135 bps), 5/8/27	10,290,811
12,570,000(a)	Hyundai Capital America, 5.426% (SOFR + 103 bps), 9/24/27 (144A)	12,595,481
5,650,000(a)	Hyundai Capital America, 5.436% (SOFR + 104 bps), 6/24/27 (144A)	5,668,401
9,500,000	Hyundai Capital America, 6.00%, 7/11/25 (144A)	9,561,444
8,090,000(a)	Hyundai Capital America, 6.176% (SOFR + 150 bps), 1/8/27 (144A)	8,184,973
10,850,000(a)	Toyota Motor Credit Corp., 4.934% (SOFR + 45 bps), 5/15/26	10,869,548
10,500,000(a)	Toyota Motor Credit Corp., 5.05% (SOFR + 65 bps), 3/19/27	10,533,839
8,000,000(a)	Toyota Motor Credit Corp., 5.073% (SOFR + 65 bps), 9/11/25	8,019,900
13,710,000(a)	Toyota Motor Credit Corp., 5.104% (SOFR + 45 bps), 4/10/26	13,716,907
11,500,000	Volkswagen Group of America Finance LLC, 4.625%, 11/13/25 (144A)	11,478,360
9,000,000(a)	Volkswagen Group of America Finance LLC, 5.35% (SOFR + 93 bps), 9/12/25 (144A)	9,017,805
4,550,000(a)	Volkswagen Group of America Finance LLC, 5.546% (SOFR + 106 bps), 8/14/26 (144A)	4,560,550
	Total Auto Manufacturers	$229,082,306

	Banks — 16.3%
23,300,000(a)	ABN AMRO Bank NV, 6.183% (SOFR + 178 bps), 9/18/27 (144A)	$ 23,679,078
6,765,000(a)	Australia & New Zealand Banking Group, Ltd., 5.337% (SOFR + 64 bps), 10/3/25 (144A)	6,779,619
1,000,000	Banco Santander S.A., 5.147%, 8/18/25	1,000,912
14,800,000(a)	Banco Santander S.A., 5.777% (SOFR + 112 bps), 7/15/28	14,834,831
10,417,000	Bank of America Corp., 4.45%, 3/3/26	10,373,822
3,428,000(a)	Bank of America Corp., 5.553% (SOFR + 97 bps), 7/22/27	3,445,037
8,300,000(a)	Bank of America Corp., 5.588% (SOFR + 105 bps), 2/4/28	8,394,400
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2454

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
18,980,000(a)	Bank of America Corp., 5.753% (SOFR + 135 bps), 9/15/27	$ 19,222,071
15,450,000(a)	Bank of America NA, 5.502% (SOFR + 102 bps), 8/18/26	15,580,097
8,100,000(a)	Bank of Montreal, 5.034% (SOFR + 62 bps), 9/15/26	8,109,559
7,500,000(a)	Bank of Montreal, 5.768% (SOFR + 133 bps), 6/5/26	7,584,078
9,910,000(c)	Bank of New York Mellon, 5.148% (SOFR + 107 bps), 5/22/26	9,922,866
17,665,000(a)	Bank of New York Mellon Corp., 5.441% (SOFR + 83 bps), 7/21/28	17,799,083
11,130,000(a)	Bank of Nova Scotia, 5.222% (SOFR + 78 bps), 6/4/27	11,153,150
15,100,000(a)	Bank of Nova Scotia, 5.51% (SOFR + 109 bps), 6/12/25	15,150,642
8,700,000(a)	Banque Federative du Credit Mutuel S.A., 5.552% (SOFR + 107 bps), 2/16/28 (144A)	8,745,588
9,000,000(a)	Banque Federative du Credit Mutuel S.A., 5.718% (SOFR + 113 bps), 1/23/27 (144A)	9,072,402
7,000,000(a)	Banque Federative du Credit Mutuel S.A., 6.046% (SOFR + 140 bps), 7/13/26 (144A)	7,088,352
15,500,000(a)	Barclays Plc, 5.91% (SOFR + 149 bps), 3/12/28	15,681,633
12,316,000(a)	Barclays Plc, 6.297% (SOFR + 188 bps), 9/13/27	12,498,739
4,355,000	BNP Paribas S.A., 3.375%, 1/9/25 (144A)	4,353,902
16,060,000(a)	BPCE S.A., 6.591% (SOFR + 198 bps), 10/19/27 (144A)	16,345,868
5,970,000	Canadian Imperial Bank of Commerce, 5.144%, 4/28/25	5,980,245
17,160,000(a)	Canadian Imperial Bank of Commerce, 5.338% (SOFR + 94 bps), 6/28/27	17,250,584
6,900,000(a)	Canadian Imperial Bank of Commerce, 5.353% (SOFR + 93 bps), 9/11/27	6,931,682
9,090,000(a)	Citibank NA, 5.143% (SOFR + 59 bps), 4/30/26	9,109,977
9,239,000(a)	Citibank NA, 5.203% (SOFR + 81 bps), 9/29/25	9,294,123
12,450,000(a)	Citibank NA, 5.502% (SOFR + 106 bps), 12/4/26	12,558,615
3,760,000(a)	Citigroup, Inc., 5.203% (SOFR + 77 bps), 6/9/27	3,766,981
11,083,000(a)	Citigroup, Inc., 5.272% (SOFR + 69 bps), 1/25/26	11,088,862
15,790,000(a)	Cooperatieve Rabobank UA, 5.582% (SOFR + 90 bps), 10/5/26	15,945,292
12,036,000	Federation des Caisses Desjardins du Quebec, 4.55%, 8/23/27 (144A)	11,888,358
2,066,000(c)	Federation des Caisses Desjardins du Quebec, 5.278% (SOFR + 109 bps), 1/23/26 (144A)	2,066,283
55Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Banks — (continued)
13,020,000(a)	Goldman Sachs Bank USA, 5.173% (SOFR + 77 bps), 3/18/27	$ 13,042,188
7,480,000(a)	Goldman Sachs Bank USA/New York NY, 5.22% (SOFR + 75 bps), 5/21/27	7,497,002
1,576,000(a)	Goldman Sachs Group, Inc., 5.223% (SOFR + 79 bps), 12/9/26	1,579,125
7,084,000(a)	Goldman Sachs Group, Inc., 5.243% (SOFR + 81 bps), 3/9/27	7,087,785
4,100,000(a)	Goldman Sachs Group, Inc., 5.25% (SOFR + 82 bps), 9/10/27	4,110,330
7,750,000(a)	HSBC Holdings Plc, 5.868% (SOFR + 143 bps), 3/10/26	7,754,982
8,700,000(a)	HSBC Holdings Plc, 6.075% (SOFR + 157 bps), 8/14/27	8,819,416
11,000,000	HSBC USA, Inc., 5.625%, 3/17/25	11,020,125
8,309,000(a)	ING Groep NV, 5.409% (SOFR + 101 bps), 4/1/27	8,348,063
20,100,000(a)	ING Groep NV, 5.983% (SOFR + 156 bps), 9/11/27	20,376,771
10,300,000(a)	ING Groep NV, 6.038% (SOFR + 164 bps), 3/28/26	10,330,385
18,000,000	Intesa Sanpaolo S.p.A., 7.00%, 11/21/25 (144A)	18,304,239
7,015,000(c)	JPMorgan Chase & Co., 4.979% (SOFR + 93 bps), 7/22/28	7,037,322
14,055,000(a)	JPMorgan Chase & Co., 5.16% (SOFR + 77 bps), 9/22/27	14,124,608
7,780,000(a)	JPMorgan Chase & Co., 5.526% (SOFR + 92 bps), 4/22/28	7,824,424
8,980,000(a)	JPMorgan Chase & Co., 5.788% (SOFR + 120 bps), 1/23/28	9,092,441
8,667,000(a)	JPMorgan Chase & Co., 5.895% (SOFR + 132 bps), 4/26/26	8,698,264
10,000,000(a)	JPMorgan Chase Bank N.A., 5.433% (SOFR + 100 bps), 12/8/26	10,106,493
17,034,000	KeyBank N.A., 4.15%, 8/8/25	16,946,502
9,338,000	KeyCorp, 4.15%, 10/29/25	9,280,452
12,245,000(c)	KeyCorp, 5.716% (SOFR + 125 bps), 5/23/25	12,255,930
10,245,000(a)	Lloyds Banking Group Plc, 5.53% (SOFR + 106 bps), 11/26/28	10,267,011
10,000,000(a)	Lloyds Banking Group Plc, 6.098% (SOFR + 156 bps), 8/7/27	10,116,515
13,841,000(a)	Lloyds Banking Group Plc, 6.289% (SOFR + 158 bps), 1/5/28	14,037,944
6,925,000(a)	Mitsubishi UFJ Financial Group, Inc., 5.468% (SOFR + 94 bps), 2/20/26	6,930,843
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2456

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
9,512,000(a)	Mitsubishi UFJ Financial Group, Inc., 6.097% (SOFR + 144 bps), 4/17/26	$ 9,543,663
16,000,000(a)	Mizuho Financial Group, Inc., 5.486% (SOFR + 96 bps), 5/22/26	16,038,226
13,480,000(a)	Morgan Stanley, 5.644% (SOFR + 102 bps), 4/13/28	13,573,743
6,320,000(c)	Morgan Stanley Bank NA, 4.968% (SOFR + 93 bps), 7/14/28	6,340,522
15,450,000(a)	Morgan Stanley Bank NA, 5.328% (SOFR + 87 bps), 5/26/28	15,513,500
10,240,000(a)	Morgan Stanley Bank NA, 5.724% (SOFR + 108 bps), 1/14/28	10,309,286
12,500,000(a)	Morgan Stanley Bank NA, 5.728% (SOFR + 117 bps), 10/30/26	12,643,687
15,430,000(a)	National Australia Bank, Ltd., 5.089% (SOFR + 60 bps), 10/26/27 (144A)	15,447,160
8,190,000(a)	National Bank of Canada, 5.424% (SOFR + 103 bps), 7/2/27	8,219,741
6,400,000	National Securities Clearing Corp., 5.15%, 5/30/25 (144A)	6,413,313
6,000,000(a)	NatWest Group Plc, 5.713% (SOFR + 125 bps), 3/1/28	6,051,187
13,580,000(a)	NatWest Markets Plc, 5.382% (SOFR + 90 bps), 5/17/27 (144A)	13,626,632
17,240,000(a)	NatWest Markets Plc, 5.845% (SOFR + 145 bps), 3/22/25 (144A)	17,283,565
13,703,000	PNC Bank NA, 3.875%, 4/10/25	13,659,653
16,520,000(a)	PNC Bank NA, 4.87% (SOFR + 50 bps), 1/15/27	16,524,733
14,600,000(c)	PNC Financial Services Group, Inc., 5.102% (SOFR + 80 bps), 7/23/27	14,670,541
4,800,000(a)	Royal Bank of Canada, 5.129% (SOFR + 59 bps), 11/2/26	4,805,528
4,620,000(a)	Royal Bank of Canada, 5.145% (SOFR + 57 bps), 4/27/26	4,626,739
15,280,000(a)	Royal Bank of Canada, 5.561% (SOFR + 95 bps), 1/19/27	15,400,187
4,000,000(c)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	4,058,466
23,250,000(a)	Standard Chartered Plc, 6.138% (SOFR + 174 bps), 3/30/26 (144A)	23,311,611
17,300,000(c)	State Street Corp., 5.104% (SOFR + 113 bps), 5/18/26	17,326,571
5,380,000(a)	State Street Corp., 5.166% (SOFR + 64 bps), 10/22/27	5,392,357
57Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Banks — (continued)
8,910,000(a)	Sumitomo Mitsui Financial Group, Inc., 5.969% (SOFR + 130 bps), 7/13/26	$ 9,030,743
5,500,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 5.482% (SOFR + 98 bps), 9/10/27 (144A)	5,546,200
9,700,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 5.624% (SOFR + 112 bps), 3/9/26 (144A)	9,771,475
3,835,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 5.642% (SOFR + 115 bps), 9/14/26 (144A)	3,875,486
8,500,000(a)	Swedbank AB, 5.596% (SOFR + 91 bps), 4/4/25 (144A)	8,512,835
8,840,000(a)	Swedbank AB, 5.794% (SOFR + 138 bps), 6/15/26 (144A)	8,942,279
26,600,000	Synchrony Bank, 5.40%, 8/22/25	26,632,573
11,667,000(a)	Toronto-Dominion Bank, 5.02% (SOFR + 59 bps), 9/10/26	11,661,539
13,230,000(a)	Toronto-Dominion Bank, 5.412% (SOFR + 73 bps), 4/5/27	13,250,547
4,000,000(a)	Toronto-Dominion Bank, 5.70% (SOFR + 108 bps), 7/17/26	4,033,419
10,000,000	Truist Bank, 3.30%, 5/15/26	9,791,684
11,000,000(c)	Truist Financial Corp., 5.90% (SOFR + 163 bps), 10/28/26	11,083,925
12,000,000(c)	Truist Financial Corp., 6.047% (SOFR + 205 bps), 6/8/27	12,197,425
18,700,000(a)	UBS AG, 5.353% (SOFR + 93 bps), 9/11/25	18,792,305
14,110,000(a)	UBS Group AG, 6.079% (SOFR + 158 bps), 5/12/26 (144A)	14,160,592
12,000,000(c)	US Bancorp, 5.727% (SOFR + 143 bps), 10/21/26	12,080,697
4,400,000	US Bank NA, 2.80%, 1/27/25	4,391,825
20,930,000(a)	US Bank NA, 5.296% (SOFR + 69 bps), 10/22/27	20,921,669
7,461,000(c)	Wells Fargo & Co., 3.908% (SOFR + 132 bps), 4/25/26	7,438,176
13,400,000(a)	Wells Fargo & Co., 5.676% (SOFR + 107 bps), 4/22/28	13,511,354
9,500,000(a)	Wells Fargo & Co., 5.898% (SOFR + 132 bps), 4/25/26	9,532,140
12,760,000(a)	Wells Fargo Bank NA, 5.571% (SOFR + 106 bps), 8/7/26	12,877,005
	Total Banks	$1,126,502,395

Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2458

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Biotechnology — 0.0%†
1,268,000	Amgen, Inc., 5.25%, 3/2/25	$ 1,268,690
	Total Biotechnology	$1,268,690

	Commercial Services — 0.4%
12,000,000	Element Fleet Management Corp., 3.85%, 6/15/25 (144A)	$ 11,939,740
13,740,000	Element Fleet Management Corp., 6.271%, 6/26/26 (144A)	13,973,769
	Total Commercial Services	$25,913,509

	Diversified Financial Services — 3.5%
11,000,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 1/15/27	$ 11,249,660
17,000,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25	17,109,618
13,500,000	Air Lease Corp., 3.375%, 7/1/25	13,394,987
6,320,000	Air Lease Corp., 5.30%, 6/25/26	6,360,325
12,400,000	Ally Financial, Inc., 4.625%, 3/30/25	12,376,547
13,700,000	Ally Financial, Inc., 7.10%, 11/15/27	14,459,568
10,100,000(c)	American Express Co., 4.99% (SOFR + 100 bps), 5/1/26	10,102,554
10,100,000(c)	American Express Co., 5.043% (SOFR + 93 bps), 7/26/28	10,152,886
11,800,000(a)	American Express Co., 5.903% (SOFR + 135 bps), 10/30/26	11,886,433
17,000,000	Avolon Holdings Funding, Ltd., 4.375%, 5/1/26 (144A)	16,813,647
10,000,000	Capital One Financial Corp., 4.25%, 4/30/25	9,977,873
11,700,000(c)	Capital One Financial Corp., 4.927% (SOFR + 206 bps), 5/10/28	11,662,349
17,000,000(c)	Capital One Financial Corp., 4.985% (SOFR + 216 bps), 7/24/26	16,986,592
3,350,000	Charles Schwab Corp., 4.20%, 3/24/25	3,344,824
15,791,000(a)	Charles Schwab Corp., 5.499% (SOFR + 105 bps), 3/3/27	15,964,288
8,800,000	Jefferies Financial Group, Inc., 4.85%, 1/15/27	8,815,415
6,155,000	Jefferies Financial Group, Inc., 5.15%, 9/15/25	6,157,432
11,000,000(a)	Mizuho Markets Cayman LP, 5.048% (SOFR + 60 bps), 11/28/25	11,003,659
59Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
9,130,000(a)	Mizuho Markets Cayman LP, 5.28% (SOFR + 60 bps), 10/6/25 (144A)	$ 9,138,347
23,260,000(a)	Nomura Holdings, Inc., 5.734% (SOFR + 125 bps), 7/2/27	23,452,360
	Total Diversified Financial Services	$240,409,364

	Electric — 1.4%
5,167,000	AEP Texas, Inc., 3.85%, 10/1/25 (144A)	$ 5,115,537
17,018,000(e)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	17,100,148
5,397,000	Duke Energy Corp., 5.00%, 12/8/25	5,410,744
8,982,000	Electricite de France S.A., 3.625%, 10/13/25 (144A)	8,895,092
9,090,000	NextEra Energy Capital Holdings, Inc., 5.749%, 9/1/25	9,145,415
10,035,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	10,052,750
1,778,000	PPL Capital Funding, Inc., 3.10%, 5/15/26	1,736,847
8,500,000	Vistra Operations Co. LLC, 5.05%, 12/30/26 (144A)	8,507,472
23,150,000	Vistra Operations Co. LLC, 5.125%, 5/13/25 (144A)	23,124,207
7,950,000	WEC Energy Group, Inc., 4.75%, 1/9/26	7,954,229
	Total Electric	$97,042,441

	Electronics — 0.2%
12,336,000	Flex, Ltd., 4.75%, 6/15/25	$ 12,313,484
	Total Electronics	$12,313,484

	Environmental Control — 0.0%†
1,667,000	Republic Services, Inc., 3.20%, 3/15/25	$ 1,661,321
	Total Environmental Control	$1,661,321

	Food — 0.1%
3,800,000	Mondelez International Holdings Netherlands BV, 4.25%, 9/15/25 (144A)	$ 3,786,511
	Total Food	$3,786,511

	Healthcare-Products — 0.2%
17,000,000	GE HealthCare Technologies, Inc., 5.60%, 11/15/25	$ 17,113,615
	Total Healthcare-Products	$17,113,615

	Healthcare-Services — 0.5%
8,531,000	HCA, Inc., 5.25%, 4/15/25	$ 8,539,410
25,000,000	HCA, Inc., 5.375%, 2/1/25	25,004,629
	Total Healthcare-Services	$33,544,039

Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2460

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance — 1.9%
6,000,000(a)	Athene Global Funding, 5.356% (SOFR + 85 bps), 5/8/26 (144A)	$ 5,999,994
4,000,000(a)	Athene Global Funding, 5.608% (SOFR + 121 bps), 3/25/27 (144A)	4,022,326
7,750,000	Athene Global Funding, 5.684%, 2/23/26 (144A)	7,813,158
7,726,000	CNA Financial Corp., 4.50%, 3/1/26	7,702,100
3,000,000(a)	MassMutual Global Funding II, 5.335% (SOFR + 77 bps), 1/29/27 (144A)	3,011,377
21,200,000(a)	MassMutual Global Funding II, 5.399% (SOFR + 74 bps), 4/9/27 (144A)	21,300,207
9,900,000(a)	Metropolitan Life Global Funding I, 5.123% (SOFR + 70 bps), 6/11/27 (144A)	9,936,995
11,000,000(a)	New York Life Global Funding, 5.212% (SOFR + 58 bps), 1/16/26 (144A)	11,026,170
13,600,000(a)	Pacific Life Global Funding II, 5.056% (SOFR + 58 bps), 12/20/27 (144A)	13,593,770
16,200,000(a)	Pacific Life Global Funding II, 5.38% (SOFR + 85 bps), 2/5/27 (144A)	16,307,066
4,325,000	Protective Life Global Funding, 5.209%, 4/14/26 (144A)	4,347,777
19,300,000(a)	Protective Life Global Funding, 5.354% (SOFR + 70 bps), 4/10/26 (144A)	19,348,193
9,030,000(a)	Protective Life Global Funding, 5.378% (SOFR + 98 bps), 3/28/25 (144A)	9,047,223
	Total Insurance	$133,456,356

	Internet — 0.2%
8,439,000	Expedia Group, Inc., 5.00%, 2/15/26	$ 8,450,556
3,966,000	Expedia Group, Inc., 6.25%, 5/1/25 (144A)	3,968,628
1,597,000	Netflix, Inc., 3.625%, 6/15/25 (144A)	1,587,924
	Total Internet	$14,007,108

	Machinery-Diversified — 0.2%
1,790,000	CNH Industrial Capital LLC, 3.95%, 5/23/25	$ 1,783,725
14,400,000(a)	John Deere Capital Corp., 5.337% (SOFR + 68 bps), 7/15/27	14,465,374
	Total Machinery-Diversified	$16,249,099

61Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Mining — 0.5%
13,200,000(a)	Glencore Funding LLC, 5.746% (SOFR + 106 bps), 4/4/27 (144A)	$ 13,246,045
19,800,000	Newmont Corp./Newcrest Finance Pty, Ltd., 5.30%, 3/15/26	19,939,375
	Total Mining	$33,185,420

	Pharmaceuticals — 0.3%
18,000,000	CVS Health Corp., 3.875%, 7/20/25	$ 17,884,232
4,525,000	CVS Health Corp., 5.00%, 2/20/26	4,520,316
	Total Pharmaceuticals	$22,404,548

	Pipelines — 1.6%
1,000,000	Energy Transfer LP, 3.90%, 7/15/26	$ 986,847
20,020,000	Energy Transfer LP, 4.75%, 1/15/26	19,991,764
5,191,000	Kinder Morgan, Inc., 4.30%, 6/1/25	5,178,823
22,000,000	MPLX LP, 4.00%, 2/15/25	21,972,812
10,976,000	ONEOK, Inc., 5.85%, 1/15/26	11,072,348
1,133,000	Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	1,133,433
20,000,000	Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	20,190,099
2,057,000	Spectra Energy Partners LP, 3.50%, 3/15/25	2,050,210
15,600,000	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26	15,990,959
13,000,000	Williams Cos., Inc., 5.40%, 3/2/26	13,087,654
	Total Pipelines	$111,654,949

	Retail — 0.3%
6,827,000	AutoZone, Inc., 3.25%, 4/15/25	$ 6,794,531
8,950,000	AutoZone, Inc., 3.625%, 4/15/25	8,919,673
5,000,000	O’Reilly Automotive, Inc., 3.55%, 3/15/26	4,931,723
	Total Retail	$20,645,927

	Semiconductors — 0.4%
3,931,000	SK Hynix, Inc., 1.50%, 1/19/26 (144A)	$ 3,790,629
21,862,000	SK Hynix, Inc., 6.25%, 1/17/26 (144A)	22,114,397
	Total Semiconductors	$25,905,026

	Telecommunications — 0.5%
13,000,000	Sprint LLC, 7.625%, 3/1/26	$ 13,287,690
18,000,000	T-Mobile USA, Inc., 3.50%, 4/15/25	17,918,606
	Total Telecommunications	$31,206,296

Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2462

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Trucking & Leasing — 0.1%
4,110,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25 (144A)	$ 4,086,984
5,645,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75%, 5/24/26 (144A)	5,702,573
	Total Trucking & Leasing	$9,789,557

	Total Corporate Bonds (Cost $2,231,744,739)	$2,239,718,382

	Insurance-Linked Securities — 0.7% of Net Assets#
	Event Linked Bonds — 0.6%
	Earthquakes – California — 0.0%†
500,000(a)	Torrey Pines Re, 10.314%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	$ 524,400
250,000(a)	Torrey Pines Re, 11.564%, (1 Month U.S. Treasury Bill + 725 bps), 6/7/27 (144A)	258,100
		$782,500

	Flood – U.S. — 0.0%†
1,500,000(a)	FloodSmart Re, 16.114%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 1,526,970
	Multiperil – U.S. — 0.4%
750,000(a)	Caelus Re V, 4.414%, (3 Month U.S. Treasury Bill + 10 bps), 6/9/25 (144A)	$ 75
500,000(a)	Caelus Re V, 4.814%, (3 Month U.S. Treasury Bill + 50 bps), 6/9/25 (144A)	420,075
2,000,000(a)	Four Lakes Re, 8.704%, (3 Month U.S. Treasury Bill + 439 bps), 1/7/25 (144A)	1,994,000
500,000(a)	Herbie Re, 11.044%, (3 Month U.S. Treasury Bill + 673 bps), 1/8/25 (144A)	498,500
5,000,000(a)	Matterhorn Re, 9.649%, (SOFR + 525 bps), 3/24/25 (144A)	5,030,000
2,000,000(a)	Matterhorn Re, 12.149%, (SOFR + 775 bps), 3/24/25 (144A)	2,028,000
5,000,000(a)	Residential Re, 10.334%, (3 Month U.S. Treasury Bill + 605 bps), 12/6/25 (144A)	4,935,500
2,750,000(a)	Sanders Re II, 7.314%, (3 Month U.S. Treasury Bill + 300 bps), 4/7/25 (144A)	2,755,500
3,000,000(a)	Sanders Re II, 7.534%, (3 Month U.S. Treasury Bill + 325 bps), 4/7/25 (144A)	3,006,000
63Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
3,000,000(a)	Sanders Re III, 7.724%, (3 Month U.S. Treasury Bill + 341 bps), 4/7/26 (144A)	$ 3,001,800
1,000,000(a)	Sussex Re, 12.644%, (3 Month U.S. Treasury Bill + 836 bps), 1/8/25 (144A)	997,000
		$24,666,450

	Multiperil – U.S. & Canada — 0.1%
250,000(a)	Matterhorn Re, 10.176%, (SOFR + 575 bps), 12/8/25 (144A)	$ 250,000
1,000,000(a)	Mona Lisa Re, 11.314%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	1,016,400
4,000,000(a)	Mystic Re IV, 10.384%, (3 Month U.S. Treasury Bill + 610 bps), 1/8/25 (144A)	3,988,000
		$5,254,400

	Multiperil – U.S. Regional — 0.1%
1,000,000(a)	Kilimanjaro III Re, 10.164%, (3 Month U.S. Treasury Bill + 585 bps), 6/25/25 (144A)	$ 1,021,400
3,500,000(a)	Long Point Re IV, 8.534%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	3,550,400
245,762(a)	Matterhorn Re, 1.50%, (3 Month U.S. Treasury Bill + 150 bps), 1/8/27 (144A)	208,898
		$4,780,698

	Windstorm – Florida — 0.0%†
2,000,000(a)	Integrity Re, 11.114%, (3 Month U.S. Treasury Bill + 683 bps), 6/6/25 (144A)	$ 200,000
	Windstorm – North Carolina — 0.0%†
3,000,000(a)	Cape Lookout Re, 13.874%, (3 Month U.S. Treasury Bill + 959 bps), 3/28/25 (144A)	$ 3,042,000
	Windstorm – U.S. — 0.0%†
250,000(a)	Bonanza Re, 9.904%, (3 Month U.S. Treasury Bill + 562 bps), 3/16/25 (144A)	$ 251,927
	Windstorm – U.S. Regional — 0.0%†
2,500,000(a)	Citrus Re, 9.374%, (3 Month U.S. Treasury Bill + 506 bps), 6/7/25 (144A)	$ 2,539,600
1,000,000(a)	Commonwealth Re, 8.047%, (3 Month U.S. Treasury Bill + 376 bps), 7/8/25 (144A)	1,014,200
		$3,553,800

	Total Event Linked Bonds	$44,058,745

Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2464

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Face Amount USD ($)		Value
	Collateralized Reinsurance — 0.0%†
	Multiperil – U.S. — 0.0%†
2,088,182(h)+	Ballybunion Re 2022, 12/31/27	$ 131,138
	Total Collateralized Reinsurance	$131,138

	Reinsurance Sidecars — 0.1%
	Multiperil – U.S. — 0.0%†
2,000,000(i)(j)+	Harambee Re 2018, 12/31/25	$ 1,000
4,000,000(j)+	Harambee Re 2019, 12/31/25	—
		$1,000

	Multiperil – Worldwide — 0.1%
4,000,000(j)+	Alturas Re 2021-3, 7/31/25	$ 164,000
421,041(i)(j)+	Alturas Re 2022-2, 12/31/27	23,536
3,000,000(h)(i)+	Gleneagles Re 2022, 12/31/27	450,000
2,744,544(i)(j)+	Lorenz Re 2019, 6/30/25	21,407
4,000,000(h)(i)+	Merion Re 2022-2, 12/31/27	3,592,636
4,000,000(h)+	Pangaea Re 2021-3, 7/1/25	21,932
3,500,000(i)(j)+	Thopas Re 2022, 12/31/27	—
4,000,000(j)+	Torricelli Re 2021, 7/31/25	26,000
4,000,000(j)+	Torricelli Re 2022, 6/30/28	14,000
750,000(i)(j)+	Viribus Re 2018, 12/31/25	—
2,500,000(j)+	Viribus Re 2019, 12/31/25	—
		$4,313,511

	Total Reinsurance Sidecars	$4,314,511

	Total Insurance-Linked Securities (Cost $52,401,148)	$48,504,394

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 7.6% of Net Assets
8,255,424	Federal Home Loan Mortgage Corp., 6.000%, 8/1/53	$ 8,354,755
3,716,574	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	3,735,565
4,349,994	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	4,371,678
289,056	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	291,793
11,747,752	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	12,084,160
19,064,917	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	19,568,315
16,205,745	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	16,626,043
698,083	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	716,481
1,725,297	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	1,766,017
65Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,263,592	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	$ 2,310,173
2,631,500	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	2,686,507
558,749	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	570,419
1,199,199	Federal Home Loan Mortgage Corp., 6.500%, 10/1/54	1,224,990
1,047(a)	Federal Home Loan Mortgage Corp., 6.625%, (1 year FTSE USD IBOR Consumer Cash Fallbacks + 200 bps), 11/1/33	1,065
1,867,795	Federal National Mortgage Association, 3.000%, 3/1/47	1,633,358
6,628,188	Federal National Mortgage Association, 5.500%, 10/1/54	6,550,959
5,842,537	Federal National Mortgage Association, 6.000%, 5/1/53	5,898,083
5,454,229	Federal National Mortgage Association, 6.000%, 9/1/54	5,481,419
4,877,398	Federal National Mortgage Association, 6.000%, 9/1/54	4,902,321
3,056,254	Federal National Mortgage Association, 6.000%, 10/1/54	3,072,500
28,400,000	Federal National Mortgage Association, 6.000%, 1/1/55 (TBA)	28,530,906
1,072(a)	Federal National Mortgage Association, 6.230%, (1 Year CMT Index + 211 bps), 10/1/32	1,074
3,053(a)	Federal National Mortgage Association, 6.293%, (1 year FTSE USD IBOR Consumer Cash Fallbacks + 167 bps), 1/1/48	3,095
4,536(a)	Federal National Mortgage Association, 6.295%, (1 Year CMT Index + 217 bps), 2/1/34	4,617
15,732,239	Federal National Mortgage Association, 6.500%, 12/1/53	16,122,428
11,008,502	Federal National Mortgage Association, 6.500%, 3/1/54	11,237,225
8,287,211	Federal National Mortgage Association, 6.500%, 4/1/54	8,495,190
16,631,829	Federal National Mortgage Association, 6.500%, 6/1/54	17,004,654
2,708,349	Federal National Mortgage Association, 6.500%, 9/1/54	2,773,097
2,705,046	Federal National Mortgage Association, 6.500%, 9/1/54	2,772,913
1,700,359	Federal National Mortgage Association, 6.500%, 10/1/54	1,736,409
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2466

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
23,600,000	Federal National Mortgage Association, 6.500%, 1/1/55 (TBA)	$ 24,086,750
3,054(a)	Federal National Mortgage Association, 6.687%, (1 Year CMT Index + 211 bps), 9/1/32	3,106
100,000,000(k)	U.S. Treasury Bills, 1/7/25	99,943,162
5,000,000(k)	U.S. Treasury Bills, 1/9/25	4,995,908
40,000,000(k)	U.S. Treasury Bills, 1/14/25	39,944,076
50,000,000(k)	U.S. Treasury Bills, 1/21/25	49,887,959
120,000,000(k)	U.S. Treasury Bills, 1/23/25	119,702,863
	Total U.S. Government and Agency Obligations (Cost $529,906,088)	$529,092,033

	SHORT TERM INVESTMENTS — 14.2% of Net Assets
	Repurchase Agreements — 5.9%
140,000,000	Bank of America, 4.45%, dated 12/31/24,
to be purchased on 1/2/25 for $140,034,611, collateralized by the following:
$50,717,948, Federal National Mortgage Association, 2.18%-4.76%, 3/1/26-8/1/30,
	$92,082,052, Government National Mortgage Association, 3.00%-8.50%, 4/20/26-10/20/64	$ 140,000,000
120,690,000	Bank of Montreal, 4.43%, dated 12/31/24, to be purchased on 1/2/25 for $120,719,703, collateralized by $123,103,800, Government National Mortgage Association, 2.00%-7.00%, 1/20/52-12/20/54	120,690,000
50,690,000	Scotia Capital Inc., 4.45%, dated 12/31/24, to be purchased on 1/2/25 for $50,702,532, collateralized by the following: $3,692, Federal National Mortgage Association, 4.00%, 10/1/48, $51,712,929, U.S. Treasury Bond, 4.00%, 11/15/42	50,690,000
38,690,000	RBC Dominion Securities Inc., 4.45%, dated 12/31/24, to be purchased on 1/2/25 for $38,699,565, collateralized by the following: $1,210,380, Federal National Mortgage Association, 3.00%-5.00%, 12/1/50-11/1/52, $34,303,241, U.S. Treasury Bond, 2.50%-5.50%, 8/15/28-5/15/46, $3,959,997, U.S. Treasury Note, 3.88%-4.25%, 2/28/29-12/31/29	38,690,000
67Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Repurchase Agreements — (continued)
29,340,000	Toronto-Dominion Bank, 4.43%, dated 12/31/24, to be purchased on 1/2/25 for $29,347,221, collateralized by $29,926,869, U.S. Treasury Note, 2.38%-4.00%, 8/31/25-3/31/29	$ 29,340,000
29,340,000	Toronto-Dominion Bank, 4.45%, dated 12/31/24, to be purchased on 1/2/25 for $29,347,254, collateralized by $29,926,801, Federal Home Loan Mortgage Corporation, 5.00%, 12/1/54	29,340,000
		$408,750,000

	Commercial Paper — 8.3% of Net Assets
15,400,000(l)	Alimentation Couche-Tard, Inc., 4.984%, 1/6/25	$ 15,388,325
31,500,000(l)	AutoZone, Inc., 5.068%, 1/2/25	31,492,178
20,800,000(l)	Boston Scientific Corp., 5.220%, 1/6/25	20,784,474
31,500,000(l)	CenterPoint Energy Resources Corp., 4.481%, 1/2/25	31,492,242
31,500,000(l)	Consolidated Edison, Inc., 4.518%, 1/2/25	31,492,173
6,830,000(l)	DCAT LLC, 4.971%, 1/7/25	6,824,210
7,200,000(l)	Duke Energy Corp., 5.936%, 1/3/25	7,197,345
19,300,000(l)	Duke Energy Corp., 5.936%, 1/3/25	19,292,804
10,000,000(l)	Energy Transfer LP, 4.970%, 1/2/25	9,997,515
31,500,000(l)	ERAC USA Finance LLC, 5.237%, 1/2/25	31,492,245
31,500,000(l)	ERP Operating LP, 5.313%, 1/6/25	31,476,487
31,500,000(l)	Eversource Energy, 4.963%, 1/13/25	31,449,430
28,900,000(l)	Fiserv, Inc., 5.231%, 1/6/25	28,878,332
3,900,000(l)	General Motors Financial Co., Inc., 8.962%, 1/2/25	3,899,024
25,000,000(l)	Jabil, Inc., 5.363%, 1/2/25	24,992,930
25,000,000(l)	JBS USA Holdings, Inc., 5.341%, 1/2/25	24,993,268
18,473,000(l)	LSEGA Financing Plc, 4.979%, 1/6/25	18,459,365
7,100,000(l)	Mohawk Industries, Inc., 6.753%, 1/3/25	7,097,359
19,000,000(l)	Mohawk Industries, Inc., 4.608%, 1/7/25	18,983,449
13,650,000(l)	O’Reilly Automotive, Inc., 5.301%, 1/6/25	13,639,720
7,500,000(l)	Penske Truck Leasing Co., LP, 4.924%, 1/10/25	7,490,445
3,000,000(l)	Penske Truck Leasing Co., LP, 4.909%, 1/14/25	2,994,608
45,000,000(l)	Prudential Funding LLC, 4.324%, 1/2/25	44,989,218
11,800,000(l)	Sherwin-Williams Co., 4.876%, 1/13/25	11,781,056
31,500,000(l)	Targa Resources Corp., 5.038%, 1/2/25	31,491,570
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2468

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Paper — (continued)
31,500,000(l)	WEC Energy Group, Inc., 4.963%, 1/6/25	$ 31,476,487
31,500,000(l)	Wisconsin Power and Light Co., 6.647%, 1/2/25	31,492,435
	Total Commercial Paper (Cost $571,106,801)	$571,038,694

	TOTAL SHORT TERM INVESTMENTS (Cost $979,856,801)	$979,788,694

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.8% (Cost $6,925,665,266)	$6,910,428,779
	OTHER ASSETS AND LIABILITIES — 0.2%	$14,542,442
	net assets — 100.0%	$6,924,971,221

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury.
IBOR	Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At December 31, 2024, the value of these securities amounted to $3,572,710,455, or 51.6% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2024.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2024.
(d)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at December 31, 2024.
69Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security is in default.
(h)	Issued as participation notes.
(i)	Non-income producing security.
(j)	Issued as preference shares.
(k)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(l)	Rate shown represents yield-to-maturity.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2021-3	7/1/2021	$388,784	$164,000
Alturas Re 2022-2	1/6/2022	—	23,536
Ballybunion Re 2022	3/9/2022	—	131,138
Bonanza Re	3/11/2022	250,000	251,927
Caelus Re V	5/4/2018	500,000	420,075
Caelus Re V	5/4/2018	750,000	75
Cape Lookout Re	3/16/2022	3,000,000	3,042,000
Citrus Re	4/11/2022	2,500,000	2,539,600
Commonwealth Re	6/15/2022	1,000,000	1,014,200
FloodSmart Re	2/14/2022	1,500,000	1,526,970
Four Lakes Re	12/15/2021	2,000,000	1,994,000
Gleneagles Re 2022	1/18/2022	1,252,904	450,000
Harambee Re 2018	12/19/2017	34,746	1,000
Harambee Re 2019	12/20/2018	—	—
Herbie Re	10/19/2020	500,000	498,500
Integrity Re	5/9/2022	2,000,000	200,000
Kilimanjaro III Re	6/15/2022	1,000,000	1,021,400
Long Point Re IV	5/13/2022	3,500,000	3,550,400
Lorenz Re 2019	6/26/2019	413,775	21,407
Matterhorn Re	6/5/2020	245,762	208,898
Matterhorn Re	12/15/2021	250,000	250,000
Matterhorn Re	3/10/2022	5,000,000	5,030,000
Matterhorn Re	3/10/2022	2,000,000	2,028,000
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2470

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Merion Re 2022-2	2/22/2022	$3,800,236	$3,592,636
Mona Lisa Re	6/22/2021	1,000,000	1,016,400
Mystic Re IV	6/9/2021	4,000,000	3,988,000
Pangaea Re 2021-3	6/17/2021	—	21,932
Residential Re	10/28/2021	5,000,000	4,935,500
Sanders Re II	5/24/2021	3,000,000	3,006,000
Sanders Re II	11/23/2021	2,752,500	2,755,500
Sanders Re III	3/22/2022	3,000,000	3,001,800
Sussex Re	12/7/2020	1,000,000	997,000
Thopas Re 2022	2/7/2022	—	—
Torrey Pines Re	5/17/2024	500,000	524,400
Torrey Pines Re	5/17/2024	250,000	258,100
Torricelli Re 2021	7/1/2021	—	26,000
Torricelli Re 2022	7/26/2022	—	14,000
Viribus Re 2018	12/22/2017	12,441	—
Viribus Re 2019	12/27/2018	—	—
Total Restricted Securities			$48,504,394
% of Net assets			0.7%
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
137	U.S. 2 Year Note (CBT)	3/31/25	$(28,158,520)	$(28,168,485)	$(9,965)
116	U.S. 5 Year Note (CBT)	3/31/25	(12,382,719)	(12,331,344)	51,375
60	U.S. 10 Year Ultra Bond (CBT)	3/20/25	(6,763,909)	(6,678,750)	85,159
17	U.S. Long Bond (CBT)	3/20/25	(1,982,049)	(1,935,344)	46,705
			$(49,287,197)	$(49,113,923)	$173,274
TOTAL FUTURES CONTRACTS			$(49,287,197)	$(49,113,923)	$173,274
CBT	Chicago Board of Trade.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
71Pioneer Multi-Asset Ultrashort Income Fund | 12/31/24

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$127,207,023	$—	$127,207,023
Asset Backed Securities	—	1,800,783,003	—	1,800,783,003
Collateralized Mortgage Obligations	—	656,920,452	—	656,920,452
Commercial Mortgage-Backed Securities	—	528,414,798	—	528,414,798
Corporate Bonds	—	2,239,718,382	—	2,239,718,382
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – U.S.	—	—	131,138	131,138
Reinsurance Sidecars
Multiperil – U.S.	—	—	1,000	1,000
Multiperil – Worldwide	—	—	4,313,511	4,313,511
All Other Insurance-Linked Securities	—	44,058,745	—	44,058,745
U.S. Government and Agency Obligations	—	529,092,033	—	529,092,033
Repurchase Agreements	—	408,750,000	—	408,750,000
Commercial Paper	—	571,038,694	—	571,038,694
Total Investments in Securities	$—	$6,905,983,130	$4,445,649	$6,910,428,779
Other Financial Instruments
Net unrealized appreciation on futures contracts	$173,274	$—	$—	$173,274
Total Other Financial Instruments	$173,274	$—	$—	$173,274
During the period ended December 31, 2024, there were no transfers in or out of Level 3.
Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2472